JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 45.7%
U.S. Treasury Bonds
6.13%, 8/15/2029	1,913,000	2,026,584
5.38%, 2/15/2031	2,859,000	3,006,417
5.00%, 5/15/2037	2,705,000	2,836,446
4.38%, 2/15/2038	988,000	977,657
4.50%, 5/15/2038	2,031,000	2,027,509
4.25%, 5/15/2039	1,092,900	1,051,575
4.50%, 8/15/2039	1,259,000	1,237,164
4.38%, 11/15/2039	1,111,000	1,074,545
4.63%, 2/15/2040	1,992,000	1,973,636
4.38%, 5/15/2040	506,000	487,341
2.38%, 2/15/2042	2,683,000	1,946,433
3.13%, 2/15/2042	603,900	488,404
3.00%, 5/15/2042	336,000	266,070
3.38%, 8/15/2042	4,667,900	3,878,733
3.88%, 2/15/2043	5,727,800	5,052,994
3.88%, 5/15/2043	5,488,000	4,828,582
3.63%, 8/15/2043	354,000	300,070
3.75%, 11/15/2043	57,000	49,020
4.75%, 11/15/2043	4,172,000	4,085,953
4.50%, 2/15/2044	3,000,000	2,843,906
4.63%, 5/15/2044	4,351,000	4,185,118
4.13%, 8/15/2044	5,355,000	4,818,663
4.63%, 11/15/2044	4,014,000	3,850,304
4.75%, 2/15/2045	4,791,000	4,665,236
5.00%, 5/15/2045	640,000	642,600
4.88%, 8/15/2045	5,510,000	5,441,986
4.63%, 11/15/2045	340,000	324,966
2.50%, 2/15/2046	420,000	287,438
4.63%, 2/15/2046	1,140,000	1,088,878
5.00%, 5/15/2046	330,000	331,005
3.00%, 2/15/2049	1,337,000	967,654
2.38%, 11/15/2049	2,547,100	1,608,255
1.88%, 2/15/2051	4,575,000	2,516,250
2.38%, 5/15/2051	3,983,000	2,466,971
2.00%, 8/15/2051	3,199,000	1,803,436
2.25%, 2/15/2052	5,364,000	3,198,285
2.88%, 5/15/2052	4,402,000	3,018,121
3.00%, 8/15/2052	3,797,000	2,668,579
3.63%, 2/15/2053	10,202,000	8,091,461
3.63%, 5/15/2053	7,719,000	6,116,101
4.13%, 8/15/2053	5,937,000	5,148,492
4.75%, 11/15/2053	5,000	4,804
4.25%, 2/15/2054	5,704,000	5,050,714
4.63%, 5/15/2054	1,366,000	1,287,882
4.25%, 8/15/2054	755,000	668,765
4.50%, 11/15/2054	4,839,000	4,470,026
4.63%, 11/15/2055	1,540,000	1,453,856
4.75%, 2/15/2056	120,000	115,688

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
2.25%, 2/15/2027	3,616,000	3,576,026
4.13%, 2/15/2027	1,679,000	1,682,279
4.50%, 5/15/2027	4,968,000	4,994,587
0.50%, 5/31/2027	3,593,000	3,474,122
3.88%, 5/31/2027	974,000	973,620
4.63%, 6/15/2027	120,000	120,867
0.50%, 6/30/2027	3,000	2,893
4.38%, 7/15/2027	6,000	6,029
2.75%, 7/31/2027	3,522,000	3,474,536
3.88%, 7/31/2027	6,000	5,995
2.25%, 8/15/2027	2,241,900	2,197,763
3.75%, 8/15/2027	1,052,000	1,049,658
0.50%, 8/31/2027	4,405,900	4,222,608
3.13%, 8/31/2027	1,956,000	1,936,516
3.63%, 8/31/2027	1,526,000	1,520,039
3.38%, 9/15/2027	3,701,000	3,674,833
0.38%, 9/30/2027	7,093,000	6,767,442
3.88%, 10/15/2027	4,779,000	4,773,773
0.50%, 10/31/2027	1,105,000	1,052,815
2.25%, 11/15/2027	5,198,000	5,072,314
4.13%, 11/15/2027	5,512,000	5,523,196
3.88%, 11/30/2027	14,000	13,979
0.63%, 12/31/2027	740,000	702,162
3.88%, 12/31/2027	1,052,000	1,050,192
0.75%, 1/31/2028	6,590,000	6,248,144
3.50%, 1/31/2028	1,219,000	1,209,381
2.75%, 2/15/2028	1,633,000	1,599,638
4.25%, 2/15/2028	1,260,000	1,265,316
1.13%, 2/29/2028	6,589,000	6,272,162
4.00%, 2/29/2028	4,309,000	4,309,673
1.25%, 3/31/2028	3,620,000	3,445,646
3.63%, 3/31/2028	330,000	327,834
3.88%, 3/31/2028	1,760,000	1,756,219
1.25%, 4/30/2028	1,961,000	1,862,261
3.50%, 4/30/2028	13,474,000	13,349,260
3.75%, 4/30/2028	170,000	169,223
1.25%, 5/31/2028	1,819,000	1,723,503
3.63%, 5/31/2028	6,284,000	6,238,097
3.88%, 6/15/2028	330,000	329,123
4.00%, 6/30/2028	1,254,000	1,253,706
3.88%, 7/15/2028	1,190,000	1,186,560
4.13%, 7/31/2028	4,568,000	4,577,993
2.88%, 8/15/2028	4,074,000	3,975,969
3.63%, 8/15/2028	330,000	327,293
3.38%, 9/15/2028	1,682,000	1,658,215
4.63%, 9/30/2028	2,759,000	2,795,427
3.13%, 11/15/2028	1,000	979
4.38%, 11/30/2028	6,006,000	6,053,860

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.75%, 12/31/2028	6,662,000	6,614,637
4.00%, 1/31/2029	5,995,000	5,987,506
2.63%, 2/15/2029	1,368,000	1,318,196
3.50%, 2/15/2029	5,985,000	5,901,771
4.25%, 2/28/2029	2,083,000	2,093,740
4.13%, 3/31/2029	5,413,000	5,423,572
2.88%, 4/30/2029	1,332,000	1,289,230
2.75%, 5/31/2029	4,246,000	4,091,087
4.50%, 5/31/2029	4,569,000	4,625,042
3.25%, 6/30/2029	2,679,000	2,616,839
4.25%, 6/30/2029	2,158,000	2,169,464
2.63%, 7/31/2029	4,440,000	4,251,647
4.00%, 7/31/2029	5,211,000	5,200,822
3.63%, 8/31/2029	5,257,000	5,185,127
3.50%, 9/30/2029	5,399,000	5,302,409
3.88%, 9/30/2029	4,546,000	4,517,588
4.13%, 10/31/2029	2,242,000	2,244,803
3.88%, 11/30/2029	3,882,000	3,855,311
3.88%, 12/31/2029	3,316,000	3,292,425
3.50%, 1/31/2030	3,885,000	3,806,389
4.00%, 2/28/2030	4,153,000	4,139,049
3.63%, 3/31/2030	3,907,000	3,841,985
3.50%, 4/30/2030	12,248,700	11,982,674
3.88%, 4/30/2030	470,000	466,145
4.00%, 7/31/2030	1,547,000	1,540,353
3.63%, 8/31/2030	907,000	889,569
4.13%, 8/31/2030	2,924,400	2,924,172
3.63%, 10/31/2030	1,840,000	1,803,200
4.88%, 10/31/2030	9,257,000	9,533,264
4.38%, 11/30/2030	3,044,000	3,074,202
3.75%, 12/31/2030	4,729,000	4,654,001
4.00%, 1/31/2031	2,450,000	2,435,836
4.25%, 2/28/2031	2,192,000	2,202,446
4.13%, 3/31/2031	2,401,000	2,398,937
4.63%, 4/30/2031	1,876,200	1,915,630
4.63%, 5/31/2031	820,000	837,233
4.13%, 7/31/2031	1,197,000	1,195,223
1.25%, 8/15/2031	7,006,400	6,057,252
3.75%, 8/31/2031	6,361,000	6,236,265
3.63%, 9/30/2031	9,392,000	9,149,129
4.13%, 10/31/2031	3,447,000	3,437,844
1.38%, 11/15/2031	7,030,000	6,072,712
4.13%, 11/30/2031	3,486,000	3,476,468
4.50%, 12/31/2031	2,048,000	2,079,200
4.38%, 1/31/2032	792,000	799,054
4.13%, 3/31/2032	722,000	719,067
2.88%, 5/15/2032	14,000	13,016
4.13%, 5/31/2032	1,485,000	1,477,691
4.00%, 6/30/2032	1,111,000	1,097,720

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.00%, 7/31/2032	100	99
2.75%, 8/15/2032	15,739,000	14,467,584
3.88%, 9/30/2032	1,161,000	1,137,508
3.75%, 10/31/2032	260,000	252,728
3.88%, 12/31/2032	340,000	332,536
3.50%, 2/15/2033	12,226,000	11,679,651
4.13%, 4/30/2033	340,000	336,839
3.38%, 5/15/2033	10,256,000	9,696,727
3.88%, 8/15/2033	5,328,000	5,188,972
4.50%, 11/15/2033	7,268,000	7,354,307
4.00%, 2/15/2034	5,518,000	5,399,880
3.88%, 8/15/2034	740,000	715,603
4.25%, 11/15/2034	1,334,000	1,322,536
4.25%, 5/15/2035	800,000	791,125
4.25%, 8/15/2035	16,284,000	16,085,539
4.13%, 2/15/2036	2,410,000	2,351,633
Total U.S. Treasury Obligations (Cost $515,827,690)		499,884,508
Corporate Bonds — 24.0%
Aerospace & Defense — 0.5%
Boeing Co. (The)
3.25%, 3/1/2028	413,000	404,569
3.45%, 11/1/2028	110,000	107,289
3.60%, 5/1/2034	587,000	529,806
3.55%, 3/1/2038	1,176,000	982,212
3.75%, 2/1/2050	33,000	24,149
General Dynamics Corp.
3.75%, 5/15/2028	220,000	218,416
4.25%, 4/1/2040	25,000	22,458
2.85%, 6/1/2041	10,000	7,436
L3Harris Technologies, Inc. 5.05%, 4/27/2045	360,000	336,306
Leidos, Inc. 4.38%, 5/15/2030	474,000	466,342
Lockheed Martin Corp.
3.60%, 3/1/2035	1,798,000	1,641,576
Series B, 6.15%, 9/1/2036	15,000	16,335
4.70%, 5/15/2046	10,000	8,889
Northrop Grumman Corp. 5.20%, 6/1/2054	121,000	112,342
Precision Castparts Corp. 4.38%, 6/15/2045	3,000	2,569
RTX Corp. 7.20%, 8/15/2027	50,000	51,732
Textron, Inc. 3.65%, 3/15/2027	194,000	193,125
		5,125,551
Air Freight & Logistics — 0.2%
FedEx Corp.
3.10%, 8/5/2029	274,000	262,387
4.25%, 5/15/2030	587,000	579,674
4.75%, 11/15/2045	10,000	8,578
4.55%, 4/1/2046	50,000	42,098
4.40%, 1/15/2047	135,000	110,523

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Air Freight & Logistics — continued
United Parcel Service, Inc.
4.45%, 4/1/2030	310,000	311,054
6.20%, 1/15/2038	136,000	147,686
3.63%, 10/1/2042	589,000	466,469
3.40%, 11/15/2046	310,000	222,493
3.40%, 9/1/2049	145,000	101,871
		2,252,833
Automobile Components — 0.0% ^
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	724,000	445,978
Automobiles — 0.0% ^
General Motors Co.
5.40%, 10/15/2029	400,000	408,634
5.15%, 4/1/2038	59,000	56,200
		464,834
Banks — 3.9%
Banco Santander SA (Spain)
5.57%, 1/17/2030	200,000	204,862
2.75%, 12/3/2030	400,000	361,539
5.44%, 7/15/2031	200,000	205,546
6.92%, 8/8/2033	400,000	434,553
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (a)	195,000	193,843
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (a)	702,000	695,828
(SOFR + 1.06%), 2.09%, 6/14/2029 (a)	910,000	866,581
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (a)	643,000	632,531
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (a)	1,604,000	1,455,629
(SOFR + 1.83%), 4.57%, 4/27/2033 (a)	437,000	429,068
(SOFR + 2.16%), 5.02%, 7/22/2033 (a)	240,000	241,202
(SOFR + 1.74%), 5.52%, 10/25/2035 (a)	184,000	185,401
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (a)	516,000	480,433
5.00%, 1/21/2044	1,767,000	1,659,907
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (a)	50,000	39,480
(SOFR + 1.88%), 2.83%, 10/24/2051 (a)	410,000	257,002
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	256,000	260,717
4.85%, 2/1/2030	50,000	50,463
2.45%, 2/2/2032	174,000	154,162
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (a) (b)	30,000	28,851
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (a)	754,000	776,095
(SOFR + 1.91%), 5.34%, 9/10/2035 (a)	250,000	248,510
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 3.81%, 3/10/2042 (a)	200,000	157,709
4.95%, 1/10/2047	590,000	526,288
BOKF NA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 6.11%, 11/6/2040 (a)	250,000	256,161
Citigroup, Inc.
(SOFR + 1.14%), 4.64%, 5/7/2028 (a)	5,000	5,011
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (a)	50,000	49,589

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
4.13%, 7/25/2028	53,000	52,508
(SOFR + 0.87%), 4.79%, 3/4/2029 (a)	125,000	125,521
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (a)	739,000	725,856
(SOFR + 3.91%), 4.41%, 3/31/2031 (a)	769,000	760,206
(SOFR + 2.11%), 2.57%, 6/3/2031 (a)	1,812,000	1,666,755
(SOFR + 1.94%), 3.79%, 3/17/2033 (a)	8,000	7,540
(SOFR + 2.09%), 4.91%, 5/24/2033 (a)	250,000	248,902
(SOFR + 2.34%), 6.27%, 11/17/2033 (a)	1,025,000	1,094,740
(SOFR + 2.66%), 6.17%, 5/25/2034 (a)	50,000	52,256
5.88%, 1/30/2042	43,000	44,233
(3-MONTH CME TERM SOFR + 2.10%), 4.28%, 4/24/2048 (a)	1,050,000	864,529
Cooperatieve Rabobank UA (Netherlands) 5.25%, 8/4/2045	349,000	323,206
Fifth Third Bancorp 8.25%, 3/1/2038	8,000	9,693
Goldman Sachs Capital I 6.35%, 2/15/2034	120,000	125,574
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (a)	255,000	246,885
(SOFR + 1.97%), 6.16%, 3/9/2029 (a)	1,147,000	1,176,984
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (a)	212,000	211,761
(SOFR + 2.39%), 2.85%, 6/4/2031 (a)	1,563,000	1,447,003
(SOFR + 2.98%), 6.55%, 6/20/2034 (a)	302,000	321,070
(SOFR + 1.56%), 5.45%, 3/3/2036 (a)	877,000	884,604
6.50%, 5/2/2036	587,000	623,358
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (a)	1,367,000	1,177,331
KeyCorp 2.55%, 10/1/2029	110,000	102,946
Korea Development Bank (The) (South Korea) 4.38%, 2/15/2033	200,000	198,123
Kreditanstalt fuer Wiederaufbau (Germany)
3.88%, 6/15/2028	177,000	176,536
0.75%, 9/30/2030	66,000	57,273
Zero Coupon, 4/18/2036	918,000	592,523
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.37%, 12/14/2046 (a)	2,000	1,471
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (a)	1,262,000	1,252,982
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	750,000	638,102
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.26%, 7/9/2032 (a)	2,820,000	2,482,355
Morgan Stanley Bank NA (SOFR + 0.68%), 4.45%, 10/15/2027 (a)	260,000	260,111
National Australia Bank Ltd. (Australia) 3.91%, 6/9/2027	1,098,000	1,095,614
Oesterreichische Kontrollbank AG (Austria)
4.75%, 5/21/2027	8,000	8,054
4.13%, 1/18/2029	300,000	300,312
Old National Bancorp (3-MONTH CME TERM SOFR + 2.20%), 5.77%, 2/15/2036 (a)	50,000	50,002
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.07%, 1/24/2034 (a)	290,000	290,912
(SOFR + 1.42%), 5.37%, 7/21/2036 (a)	110,000	110,994
Regions Bank 6.45%, 6/26/2037	250,000	263,430
Regions Financial Corp. 1.80%, 8/12/2028	470,000	442,951

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Royal Bank of Canada (Canada)
1.40%, 11/2/2026	58,000	57,360
3.63%, 5/4/2027	218,000	217,100
(SOFR + 1.03%), 5.15%, 2/4/2031 (a)	120,000	121,730
3.88%, 5/4/2032	285,000	273,448
5.00%, 5/2/2033	100,000	101,031
Santander Holdings USA, Inc. (SOFR + 2.36%), 6.50%, 3/9/2029 (a)	556,000	572,221
Toronto-Dominion Bank (The) (Canada)
4.11%, 6/8/2027	109,000	108,957
3.20%, 3/10/2032	31,000	28,551
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.15%, 9/10/2034 (a) (b)	424,000	426,498
Truist Financial Corp.
3.88%, 3/19/2029	89,000	87,243
(SOFR + 0.86%), 1.89%, 6/7/2029 (a)	240,000	227,755
(SOFR + 2.24%), 4.92%, 7/28/2033 (a)	95,000	93,131
Wells Fargo & Co.
4.30%, 7/22/2027	842,000	841,514
(SOFR + 2.10%), 2.39%, 6/2/2028 (a)	1,462,000	1,433,932
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (a)	2,667,000	2,517,679
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (a)	180,000	166,823
(SOFR + 1.50%), 3.35%, 3/2/2033 (a)	5,000	4,603
(SOFR + 1.99%), 5.56%, 7/25/2034 (a)	487,000	500,665
3.90%, 5/1/2045	670,000	530,602
Westpac Banking Corp. (Australia)
1.95%, 11/20/2028	1,491,000	1,411,693
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (a) (b)	184,000	179,641
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (a) (b)	210,000	189,454
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (a) (b)	135,000	120,852
Zions Bancorp NA (SOFR + 2.83%), 6.82%, 11/19/2035 (a)	930,000	967,734
		42,552,384
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	189,000	184,004
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	375,000	381,380
5.00%, 6/15/2034	494,000	499,117
Coca-Cola Co. (The)
1.65%, 6/1/2030	1,184,000	1,068,989
2.50%, 6/1/2040	101,000	74,131
2.60%, 6/1/2050	1,564,000	960,501
2.75%, 6/1/2060	50,000	28,991
Keurig Dr. Pepper, Inc. 3.95%, 4/15/2029	556,000	545,692
PepsiCo, Inc.
2.75%, 3/19/2030	218,000	205,609
1.63%, 5/1/2030	16,000	14,429
3.45%, 10/6/2046	380,000	282,292
		4,245,135

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — 0.5%
AbbVie, Inc.
4.50%, 5/14/2035	105,000	101,391
4.05%, 11/21/2039	506,000	446,078
4.63%, 10/1/2042	846,000	764,113
4.85%, 6/15/2044	539,000	494,279
4.45%, 5/14/2046	21,000	18,039
Amgen, Inc.
2.30%, 2/25/2031	1,254,000	1,132,172
2.80%, 8/15/2041	30,000	21,742
4.95%, 10/1/2041	26,000	24,203
5.15%, 11/15/2041	800,000	760,404
4.56%, 6/15/2048	15,000	12,681
3.00%, 1/15/2052	8,000	5,189
Gilead Sciences, Inc.
4.60%, 9/1/2035	821,000	801,088
4.00%, 9/1/2036	721,000	662,942
4.80%, 4/1/2044	35,000	31,900
4.75%, 3/1/2046	255,000	228,726
4.15%, 3/1/2047	60,000	49,112
		5,554,059
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. (China)
2.70%, 2/9/2041	200,000	149,553
3.25%, 2/9/2061	960,000	621,872
Amazon.com, Inc.
3.15%, 8/22/2027	484,000	479,119
4.95%, 12/5/2044	360,000	338,692
4.05%, 8/22/2047	1,316,000	1,056,448
2.70%, 6/3/2060	518,000	286,620
eBay, Inc.
5.13%, 11/6/2035	110,000	108,495
4.00%, 7/15/2042	223,000	179,138
		3,219,937
Building Products — 0.1%
Carlisle Cos., Inc. 2.20%, 3/1/2032	7,000	6,054
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	26,489
Johnson Controls International plc
5.50%, 4/19/2029	100,000	102,690
1.75%, 9/15/2030	117,000	104,193
2.00%, 9/16/2031	174,000	152,069
4.50%, 2/15/2047	29,000	24,636
Lennox International, Inc. 5.50%, 9/15/2028	110,000	112,257
Owens Corning 4.30%, 7/15/2047	8,000	6,466
		534,854

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — 1.6%
Bank of New York Mellon Corp. (The)
3.85%, 4/28/2028	70,000	69,678
(SOFR + 0.89%), 4.94%, 2/11/2031 (a)	240,000	242,603
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (a)	2,171,000	2,174,344
Blackstone Private Credit Fund 3.25%, 3/15/2027	334,000	329,113
Blue Owl Credit Income Corp. 5.80%, 3/15/2030	70,000	68,149
Blue Owl Finance LLC
4.38%, 2/15/2032	70,000	64,345
6.25%, 4/18/2034	70,000	69,518
Brookfield Finance, Inc. (Canada) 4.35%, 4/15/2030	10,000	9,835
Cboe Global Markets, Inc. 1.63%, 12/15/2030	1,000	879
Charles Schwab Corp. (The) 2.00%, 3/20/2028	1,000	961
CI Financial Corp. (Canada) 3.20%, 12/17/2030	296,000	267,306
Deutsche Bank AG (Germany)
5.41%, 5/10/2029	160,000	164,070
(SOFR + 2.51%), 6.82%, 11/20/2029 (a)	266,000	278,656
(SOFR + 2.76%), 3.73%, 1/14/2032 (a)	260,000	242,773
(SOFR + 3.65%), 7.08%, 2/10/2034 (a)	444,000	476,262
Franklin Resources, Inc. 1.60%, 10/30/2030	36,000	31,695
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (a)	1,571,000	1,551,039
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (a)	166,000	163,678
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (a)	30,000	29,779
(SOFR + 1.25%), 2.38%, 7/21/2032 (a)	2,804,000	2,479,990
6.13%, 2/15/2033	100,000	107,461
(SOFR + 1.41%), 3.10%, 2/24/2033 (a)	904,000	819,442
(SOFR + 1.63%), 3.44%, 2/24/2043 (a)	125,000	95,483
4.75%, 10/21/2045	6,000	5,295
Hercules Capital, Inc. 5.35%, 2/10/2029	110,000	108,714
Moody's Corp. 4.25%, 2/1/2029	76,000	75,723
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (a)	27,000	26,683
3.59%, 7/22/2028 (c)	1,024,000	1,013,895
(SOFR + 1.14%), 2.70%, 1/22/2031 (a)	886,000	824,863
(SOFR + 1.02%), 1.93%, 4/28/2032 (a)	2,639,000	2,298,771
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (a)	25,000	25,888
3.97%, 7/22/2038 (c)	40,000	35,177
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (a)	10,000	10,332
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (a)	197,000	182,030
(SOFR + 1.43%), 2.80%, 1/25/2052 (a)	530,000	330,417
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029	35,000	35,407
Nasdaq, Inc. 6.10%, 6/28/2063	674,000	691,234
New Mountain Finance Corp. 6.88%, 2/1/2029	220,000	220,848
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	832,000	790,866
Northern Trust Corp. 3.15%, 5/3/2029	9,000	8,735
Raymond James Financial, Inc.
4.95%, 7/15/2046	175,000	156,930

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
3.75%, 4/1/2051	8,000	5,792
Stifel Financial Corp. 4.00%, 5/15/2030	505,000	490,357
		17,075,016
Chemicals — 0.3%
Dow Chemical Co. (The)
2.10%, 11/15/2030	496,000	439,077
5.25%, 11/15/2041	749,000	677,833
4.63%, 10/1/2044	75,000	61,331
DuPont de Nemours, Inc.
4.73%, 11/15/2028 (d)	198,000	198,245
5.32%, 11/15/2038	128,000	126,277
Eastman Chemical Co. 5.75%, 3/8/2033	88,000	91,206
EIDP, Inc. 4.80%, 5/15/2033	418,000	412,749
Linde, Inc. 2.00%, 8/10/2050	20,000	10,721
LYB International Finance III LLC 3.80%, 10/1/2060	1,010,000	643,569
Sherwin-Williams Co. (The)
4.00%, 12/15/2042	149,000	120,321
4.50%, 6/1/2047	661,000	555,356
Westlake Corp. 4.38%, 11/15/2047	100,000	77,887
		3,414,572
Commercial Services & Supplies — 0.2%
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	1,510,000	843,227
RELX Capital, Inc. (United Kingdom)
3.00%, 5/22/2030	152,000	143,101
4.75%, 5/20/2032	97,000	96,936
Republic Services, Inc. 2.38%, 3/15/2033	1,206,000	1,045,007
Waste Connections, Inc. 2.95%, 1/15/2052	371,000	236,270
Waste Management, Inc.
2.00%, 6/1/2029	20,000	18,645
4.63%, 2/15/2033	107,000	106,573
		2,489,759
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.85%, 2/26/2029	75,000	76,094
5.90%, 2/15/2039	853,000	907,639
Motorola Solutions, Inc. 5.60%, 6/1/2032	40,000	41,332
		1,025,065
Construction Materials — 0.0% ^
Vulcan Materials Co. 4.70%, 3/1/2048	122,000	106,198
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
3.65%, 7/21/2027	566,000	560,653
3.30%, 1/30/2032	1,351,000	1,236,386
Ally Financial, Inc. 2.20%, 11/2/2028	615,000	580,965
American Express Co.
1.65%, 11/4/2026	379,000	375,313

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
5.85%, 11/5/2027	70,000	71,541
(SOFR + 1.76%), 4.42%, 8/3/2033 (a)	10,000	9,738
(SOFR + 1.93%), 5.63%, 7/28/2034 (a)	140,000	143,352
American Honda Finance Corp.
4.90%, 7/9/2027	50,000	50,290
2.00%, 3/24/2028	96,000	91,860
2.25%, 1/12/2029	16,000	15,076
Capital One Financial Corp. 3.80%, 1/31/2028	307,000	303,791
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	1,172,000	1,129,319
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	300,000	309,266
2.90%, 2/10/2029	2,117,000	1,996,407
7.20%, 6/10/2030	200,000	212,071
5.87%, 10/31/2035	850,000	837,329
General Motors Financial Co., Inc.
3.85%, 1/5/2028	50,000	49,526
2.40%, 10/15/2028	1,488,000	1,414,799
John Deere Capital Corp.
3.05%, 1/6/2028	10,000	9,828
Series I, 4.13%, 1/18/2029	110,000	109,564
3.35%, 4/18/2029	322,000	314,062
Synchrony Financial
5.15%, 3/19/2029	35,000	35,061
2.88%, 10/28/2031	66,000	58,095
Toyota Motor Credit Corp.
5.40%, 11/20/2026	20,000	20,122
1.15%, 8/13/2027	692,000	668,898
3.05%, 1/11/2028	324,000	318,518
4.55%, 5/17/2030	2,000	2,002
		10,923,832
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The)
5.40%, 7/15/2040	143,000	139,864
5.65%, 9/15/2064	130,000	122,073
Target Corp. 2.95%, 1/15/2052	1,470,000	934,899
Walmart, Inc.
1.50%, 9/22/2028	206,000	194,395
4.15%, 9/9/2032	110,000	108,863
2.65%, 9/22/2051	5,000	3,105
		1,503,199
Containers & Packaging — 0.1%
Berry Global, Inc. 5.80%, 6/15/2031	608,000	632,572
International Paper Co.
6.00%, 11/15/2041	100,000	101,632
5.15%, 5/15/2046	8,000	7,244

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
WestRock MWV LLC 7.95%, 2/15/2031	26,000	29,304
WRKCo, Inc. 3.00%, 6/15/2033	477,000	420,227
		1,190,979
Diversified Consumer Services — 0.2%
California Institute of Technology 3.65%, 9/1/2119	890,000	558,316
Georgetown University (The) Series A, 5.22%, 10/1/2118	294,000	255,750
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	2,083,000	1,291,481
University of Miami Series 2022, 4.06%, 4/1/2052	191,000	148,616
		2,254,163
Diversified REITs — 0.0% ^
American Assets Trust LP 3.38%, 2/1/2031	50,000	45,432
Safehold GL Holdings LLC 2.80%, 6/15/2031	70,000	63,333
Simon Property Group LP 3.38%, 6/15/2027	259,000	256,908
		365,673
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
2.30%, 6/1/2027	150,000	147,234
1.65%, 2/1/2028	455,000	435,447
4.10%, 2/15/2028	70,000	69,715
4.35%, 3/1/2029	88,000	87,769
4.30%, 2/15/2030	121,000	119,862
2.25%, 2/1/2032	46,000	40,166
4.50%, 5/15/2035	589,000	559,014
4.90%, 8/15/2037	198,000	190,275
4.85%, 3/1/2039	367,000	342,362
6.00%, 8/15/2040	81,000	82,870
5.35%, 9/1/2040	97,000	94,352
5.55%, 8/15/2041	13,000	12,663
3.10%, 2/1/2043	26,000	18,752
4.35%, 6/15/2045	115,000	93,348
4.50%, 3/9/2048	145,000	117,275
3.55%, 9/15/2055	489,000	319,056
3.80%, 12/1/2057	161,000	109,352
3.85%, 6/1/2060	202,000	136,697
3.50%, 2/1/2061	85,000	52,855
Comcast Corp.
3.30%, 2/1/2027	135,000	134,259
3.55%, 5/1/2028	323,000	318,545
2.65%, 2/1/2030	25,000	23,381
4.80%, 5/15/2033	541,000	537,490
3.25%, 11/1/2039	338,000	261,063
2.80%, 1/15/2051	350,000	201,617
2.45%, 8/15/2052	476,000	248,617
4.05%, 11/1/2052	110,000	79,200
Orange SA (France) 5.38%, 1/13/2042	209,000	202,794

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	162,000	161,737
7.05%, 6/20/2036	29,000	32,159
4.67%, 3/6/2038	1,702,000	1,553,459
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,037,000	948,827
Verizon Communications, Inc.
3.88%, 2/8/2029	6,000	5,934
1.68%, 10/30/2030	35,000	30,969
1.75%, 1/20/2031	1,004,000	886,094
2.36%, 3/15/2032	787,000	690,972
5.01%, 8/21/2054	37,000	32,289
		9,378,470
Electric Utilities — 1.8%
AEP Texas, Inc. 5.25%, 5/15/2052	13,000	11,703
Alabama Power Co.
3.45%, 10/1/2049	350,000	247,404
3.00%, 3/15/2052	540,000	344,394
American Electric Power Co., Inc.
2.30%, 3/1/2030	410,000	377,074
5.63%, 3/1/2033	72,000	74,691
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 7.05%, 12/15/2054 (a)	10,000	10,375
Baltimore Gas and Electric Co. 3.75%, 8/15/2047	264,000	197,772
CenterPoint Energy Houston Electric LLC
5.20%, 10/1/2028	73,000	74,359
Series K2, 6.95%, 3/15/2033	15,000	16,741
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	8,000	7,460
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	646,000	580,563
DTE Electric Co.
5.20%, 3/1/2034	50,000	51,037
4.30%, 7/1/2044	83,000	69,962
3.75%, 8/15/2047	517,000	392,672
3.95%, 3/1/2049	240,000	185,511
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	38,149
2.55%, 4/15/2031	120,000	109,394
6.45%, 10/15/2032	30,000	32,570
Duke Energy Florida LLC
2.40%, 12/15/2031	250,000	222,947
6.40%, 6/15/2038	2,164,000	2,361,743
6.20%, 11/15/2053	30,000	31,687
Duke Energy Indiana LLC 6.35%, 8/15/2038	10,000	10,902
Edison International 5.25%, 11/15/2028	1,838,000	1,846,941
Eversource Energy 4.60%, 7/1/2027	10,000	10,021
Exelon Corp. 4.70%, 4/15/2050	1,055,000	888,738
Florida Power & Light Co. 4.80%, 5/15/2033	66,000	66,067
Georgia Power Co.
4.95%, 5/17/2033	673,000	678,138

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series A, 3.25%, 3/15/2051	89,000	60,266
Hydro-Quebec (Canada) 8.50%, 12/1/2029	30,000	33,943
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	34,000	32,960
Nevada Power Co. Series EE, 3.13%, 8/1/2050	75,000	48,837
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	274,000	260,630
5.00%, 2/28/2030	30,000	30,404
2.25%, 6/1/2030	95,000	86,710
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (a)	130,000	135,710
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (a)	100,000	102,296
Northern States Power Co.
4.50%, 6/1/2052	140,000	117,094
5.10%, 5/15/2053	10,000	9,129
5.40%, 3/15/2054	15,000	14,369
NSTAR Electric Co.
4.85%, 3/1/2030	453,000	456,926
3.95%, 4/1/2030	15,000	14,662
5.50%, 3/15/2040	110,000	109,134
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	393,000	404,502
4.15%, 4/1/2047	715,000	571,848
Pacific Gas and Electric Co.
2.10%, 8/1/2027	300,000	291,697
3.30%, 12/1/2027	123,000	120,779
3.00%, 6/15/2028	331,000	320,766
2.50%, 2/1/2031	731,000	656,455
5.80%, 5/15/2034	354,000	362,411
3.75%, 8/15/2042 (e)	28,000	21,016
4.25%, 3/15/2046	270,000	209,229
6.75%, 1/15/2053	205,000	215,037
PacifiCorp 3.30%, 3/15/2051	7,000	4,549
PECO Energy Co. 4.90%, 6/15/2033	275,000	277,017
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	217,995
Potomac Electric Power Co.
4.15%, 3/15/2043	200,000	166,434
5.50%, 3/15/2054	110,000	105,771
PPL Electric Utilities Corp. 6.25%, 5/15/2039	132,000	142,381
Public Service Co. of Colorado
Series 34, 3.20%, 3/1/2050	454,000	304,258
5.25%, 4/1/2053	116,000	106,890
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	222,031
Southern California Edison Co.
5.30%, 3/1/2028	200,000	202,179
6.65%, 4/1/2029	150,000	156,045
6.00%, 1/15/2034	150,000	155,800
Series 08-A, 5.95%, 2/1/2038	100,000	101,046
4.00%, 4/1/2047	253,000	188,507
Series 20A, 2.95%, 2/1/2051	170,000	102,147

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series H, 3.65%, 6/1/2051	100,000	68,150
Series E, 5.45%, 6/1/2052	209,000	185,796
5.70%, 3/1/2053	120,000	110,352
Southern Co. (The)
Series A, 3.70%, 4/30/2030	367,000	355,288
5.70%, 10/15/2032	30,000	31,283
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	10,000	9,952
Tampa Electric Co.
4.10%, 6/15/2042	130,000	108,382
4.35%, 5/15/2044	50,000	42,074
Union Electric Co.
2.95%, 3/15/2030	190,000	179,706
5.13%, 3/15/2055	82,000	74,657
Virginia Electric and Power Co. Series B, 3.80%, 9/15/2047	1,364,000	1,043,597
Wisconsin Electric Power Co. 4.30%, 10/15/2048	9,000	7,377
Wisconsin Power and Light Co.
1.95%, 9/16/2031	951,000	826,600
3.65%, 4/1/2050	50,000	35,912
Xcel Energy, Inc. 4.60%, 6/1/2032	30,000	29,503
		19,187,504
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	141,000	121,557
Regal Rexnord Corp. 6.05%, 4/15/2028	150,000	153,471
Vertiv Holdings Co. 5.95%, 3/15/2066	110,000	108,416
		383,444
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.
4.35%, 6/1/2029	5,000	5,004
2.20%, 9/15/2031	50,000	44,172
Arrow Electronics, Inc. 2.95%, 2/15/2032	46,000	40,936
Avnet, Inc. 3.00%, 5/15/2031	284,000	257,177
Keysight Technologies, Inc. 3.00%, 10/30/2029	40,000	38,027
TD SYNNEX Corp.
2.65%, 8/9/2031	441,000	393,076
5.30%, 10/10/2035	830,000	821,892
Tyco Electronics Group SA (Switzerland) 3.13%, 8/15/2027	585,000	577,375
Vontier Corp. 2.95%, 4/1/2031	100,000	90,788
		2,268,447
Energy Equipment & Services — 0.1%
Halliburton Co. 4.85%, 11/15/2035	278,000	270,626
Helmerich & Payne, Inc.
2.90%, 9/29/2031	606,000	545,811
5.50%, 12/1/2034	587,000	580,443
		1,396,880
Entertainment — 0.2%
Netflix, Inc. 5.88%, 11/15/2028	49,000	50,772

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	5,000	4,982
7.00%, 3/1/2032	15,000	16,770
3.00%, 7/30/2046	1,784,000	1,224,546
Walt Disney Co. (The)
3.70%, 3/23/2027	462,000	460,921
2.20%, 1/13/2028	9,000	8,748
3.80%, 3/22/2030	93,000	91,104
3.60%, 1/13/2051	989,000	723,786
		2,581,629
Financial Services — 0.3%
Apollo Global Management, Inc.
5.15%, 8/12/2035	70,000	68,597
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (a)	204,000	197,712
Corebridge Financial, Inc. 3.90%, 4/5/2032	71,000	66,780
Equitable Holdings, Inc.
4.35%, 4/20/2028	92,000	91,621
5.00%, 4/20/2048	20,000	17,508
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.70%, 3/28/2055 (a)	50,000	51,413
Mastercard, Inc.
3.30%, 3/26/2027	50,000	49,759
4.85%, 3/9/2033	5,000	5,065
4.55%, 1/15/2035	7,000	6,855
National Rural Utilities Cooperative Finance Corp. 5.10%, 5/6/2027	40,000	40,326
ORIX Corp. (Japan) 3.70%, 7/18/2027	15,000	14,868
PayPal Holdings, Inc. 5.05%, 6/1/2052	227,000	195,915
Shell International Finance BV 2.38%, 11/7/2029	60,000	56,170
Synchrony Bank 5.63%, 8/23/2027	350,000	353,755
Visa, Inc.
0.75%, 8/15/2027	850,000	818,105
4.15%, 12/14/2035	618,000	589,834
Voya Financial, Inc. 5.70%, 7/15/2043	102,000	100,178
Western Union Co. (The) 2.75%, 3/15/2031	840,000	760,076
		3,484,537
Food Products — 0.5%
Conagra Brands, Inc. 5.30%, 11/1/2038	137,000	128,671
Hershey Co. (The) 3.38%, 8/15/2046	970,000	708,752
JBS NV
3.00%, 2/2/2029	290,000	278,191
3.75%, 12/1/2031	26,000	24,278
Kraft Heinz Foods Co.
4.25%, 3/1/2031	65,000	63,665
4.63%, 10/1/2039	260,000	231,583
6.50%, 2/9/2040	872,000	922,487
McCormick & Co., Inc. 4.20%, 8/15/2047	526,000	415,162
Mondelez International, Inc. 1.88%, 10/15/2032	119,000	101,495

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Tyson Foods, Inc.
4.88%, 8/15/2034	1,508,000	1,480,558
5.15%, 8/15/2044	191,000	177,976
Unilever Capital Corp. (United Kingdom)
1.75%, 8/12/2031	233,000	203,646
5.90%, 11/15/2032	322,000	345,632
4.63%, 8/12/2034	126,000	124,539
		5,206,635
Gas Utilities — 0.0% ^
Atmos Energy Corp.
2.63%, 9/15/2029	2,000	1,891
5.75%, 10/15/2052	100,000	100,062
CenterPoint Energy Resources Corp. 5.40%, 7/1/2034	100,000	102,151
Piedmont Natural Gas Co., Inc. 5.10%, 2/15/2035	161,000	160,725
		364,829
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	20,000	21,864
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	130,000	128,486
4.20%, 11/15/2069	64,000	47,665
6.13%, 9/15/2115	300,000	310,230
CSX Corp. 4.30%, 3/1/2048	34,000	28,028
Norfolk Southern Corp.
3.80%, 8/1/2028	231,000	228,360
5.05%, 8/1/2030	100,000	101,727
3.05%, 5/15/2050	19,000	12,350
3.70%, 3/15/2053	29,000	20,753
5.10%, 8/1/2118	380,000	326,799
4.10%, 5/15/2121	488,000	336,782
Ryder System, Inc. 6.30%, 12/1/2028	19,000	19,772
Union Pacific Corp.
3.38%, 2/1/2035	507,000	452,658
2.89%, 4/6/2036	929,000	782,549
3.35%, 8/15/2046	115,000	82,640
2.95%, 3/10/2052	447,000	283,383
3.84%, 3/20/2060	6,000	4,326
4.10%, 9/15/2067	6,000	4,417
		3,192,789
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.15%, 1/30/2028	627,000	597,413
6.15%, 11/30/2037	326,000	355,344
Baxter International, Inc.
2.27%, 12/1/2028	324,000	304,481
1.73%, 4/1/2031	1,521,000	1,292,014
3.50%, 8/15/2046	510,000	343,313

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Becton Dickinson & Co. 4.30%, 8/22/2032	128,000	124,302
Boston Scientific Corp. 7.38%, 1/15/2040	90,000	106,155
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	281,000	260,033
		3,383,055
Health Care Providers & Services — 1.0%
Ascension Health Series B, 3.11%, 11/15/2039	225,000	176,342
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	330,000	187,838
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	50,000	48,109
Cencora, Inc. 2.70%, 3/15/2031	852,000	777,944
Cigna Group (The) 3.40%, 3/15/2051	225,000	154,212
CommonSpirit Health 4.83%, 9/1/2035	50,000	48,542
CVS Health Corp.
3.25%, 8/15/2029	14,000	13,435
1.75%, 8/21/2030	1,386,000	1,227,160
2.13%, 9/15/2031	326,000	284,659
4.78%, 3/25/2038	30,000	27,999
6.13%, 9/15/2039	198,000	205,112
4.13%, 4/1/2040	555,000	471,596
5.05%, 3/25/2048	246,000	215,903
6.00%, 6/1/2063	249,000	241,676
Elevance Health, Inc.
5.50%, 10/15/2032	1,046,000	1,076,615
5.10%, 1/15/2044	50,000	46,161
4.38%, 12/1/2047	170,000	139,441
HCA, Inc. 3.50%, 9/1/2030	328,000	311,621
Humana, Inc.
1.35%, 2/3/2027	47,000	46,121
4.80%, 3/15/2047	880,000	727,407
5.50%, 3/15/2053	35,000	31,273
Kaiser Foundation Hospitals Series 2021, 3.00%, 6/1/2051	279,000	180,310
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	179,169
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	47,000	44,997
Mount Sinai Hospital (The) Series 2019, 3.74%, 7/1/2049	1,000	670
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	830,000	567,825
NYU Langone Hospitals 4.78%, 7/1/2044	120,000	109,859
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	185,000	188,890
Quest Diagnostics, Inc. 2.95%, 6/30/2030	7,000	6,561
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	198,000	182,173
UnitedHealth Group, Inc.
4.60%, 4/15/2027	221,000	221,983
4.25%, 1/15/2029	432,000	430,551
4.50%, 4/15/2033	495,000	483,907
5.80%, 3/15/2036	351,000	369,436
6.50%, 6/15/2037	271,000	298,870
3.25%, 5/15/2051	1,174,000	787,849

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.13%, 5/15/2060	142,000	86,033
5.20%, 4/15/2063	5,000	4,447
		10,602,696
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	475,000	475,501
Sabra Health Care LP 3.20%, 12/1/2031	325,000	294,965
Ventas Realty LP 4.00%, 3/1/2028	70,000	69,402
		839,868
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc.
3.25%, 2/15/2030	451,000	428,124
2.95%, 3/15/2031	349,000	321,104
Las Vegas Sands Corp. 5.90%, 6/1/2027	22,000	22,265
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	90,000	82,981
McDonald's Corp.
4.60%, 9/9/2032	200,000	200,628
4.70%, 12/9/2035	338,000	331,259
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	220,000	218,730
Starbucks Corp.
2.00%, 3/12/2027	72,000	70,833
2.55%, 11/15/2030	34,000	31,201
3.00%, 2/14/2032	933,000	853,984
		2,561,109
Household Durables — 0.0% ^
Leggett & Platt, Inc. 4.40%, 3/15/2029	179,000	174,562
NVR, Inc. 3.00%, 5/15/2030	282,000	265,032
Sekisui House US, Inc. 3.97%, 8/6/2061	100,000	65,881
		505,475
Household Products — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	260,000	272,283
Kimberly-Clark Corp. 3.20%, 7/30/2046	90,000	63,553
Procter & Gamble Co. (The)
3.95%, 1/26/2028	582,000	581,290
4.35%, 1/29/2029	43,000	43,245
2.30%, 2/1/2032	105,000	94,923
		1,055,294
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	164,000	171,661
Industrial Conglomerates — 0.2%
3M Co.
2.38%, 8/26/2029	141,000	132,214
3.13%, 9/19/2046	1,840,000	1,264,534
4.00%, 9/14/2048	15,000	11,798
Honeywell International, Inc. 1.95%, 6/1/2030	330,000	299,081
		1,707,627

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.1%
Prologis LP
4.38%, 2/1/2029	18,000	17,990
1.75%, 7/1/2030	291,000	260,746
5.00%, 3/15/2034	145,000	144,986
2.13%, 10/15/2050	490,000	262,047
		685,769
Insurance — 0.7%
Alleghany Corp. 3.25%, 8/15/2051	10,000	6,611
Allstate Corp. (The)
3.28%, 12/15/2026	86,000	85,595
4.50%, 6/15/2043	55,000	47,453
American International Group, Inc. Series A-9, (3-MONTH SOFR + 2.87%), 5.75%, 4/1/2048 (a)	250,000	250,572
Aon Corp. 3.90%, 2/28/2052	5,000	3,695
Aon Global Ltd. 4.60%, 6/14/2044	385,000	333,705
Arch Capital Group Ltd. 7.35%, 5/1/2034	90,000	102,248
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	50,000	34,503
Athene Holding Ltd.
3.50%, 1/15/2031	262,000	245,617
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (a)	94,000	90,348
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.58%), 6.88%, 6/28/2055 (a)	60,000	57,969
AXA SA (France) 8.60%, 12/15/2030	110,000	126,300
AXIS Specialty Finance LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.90%, 1/15/2040 (a)	50,000	48,746
Berkshire Hathaway Finance Corp. 2.50%, 1/15/2051	450,000	266,020
Brown & Brown, Inc. 4.50%, 3/15/2029	33,000	32,819
Chubb INA Holdings LLC 3.05%, 12/15/2061	498,000	304,290
CNA Financial Corp.
3.90%, 5/1/2029	25,000	24,502
5.50%, 6/15/2033	26,000	26,481
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/2044	31,000	26,787
3.50%, 10/15/2050	15,000	10,181
3.13%, 10/15/2052	37,000	23,056
Lincoln National Corp. 3.05%, 1/15/2030	934,000	876,621
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029	281,000	280,572
2.25%, 11/15/2030	1,525,000	1,382,156
4.20%, 3/1/2048	40,000	32,120
MetLife, Inc.
6.38%, 6/15/2034	740,000	805,454
5.70%, 6/15/2035	697,000	729,250
10.75%, 8/1/2039	30,000	38,716
4.60%, 5/13/2046	248,000	217,225
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	43,719
Prudential Financial, Inc.
3.91%, 12/7/2047	20,000	15,274
3.94%, 12/7/2049	301,000	228,930
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (a)	32,000	32,942

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Travelers Cos., Inc. (The)
3.75%, 5/15/2046	430,000	332,665
4.10%, 3/4/2049	215,000	171,804
3.05%, 6/8/2051	1,000	654
		7,335,600
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.80%, 8/15/2027	446,000	429,892
4.00%, 5/15/2030	240,000	237,242
2.25%, 8/15/2060	2,093,000	1,057,026
Meta Platforms, Inc.
4.80%, 5/15/2030	48,000	48,664
4.45%, 8/15/2052	307,000	240,223
		2,013,047
IT Services — 0.2%
DXC Technology Co. 2.38%, 9/15/2028	134,000	125,642
International Business Machines Corp.
5.88%, 11/29/2032	1,382,000	1,465,093
4.25%, 5/15/2049	430,000	337,330
Kyndryl Holdings, Inc. 6.35%, 2/20/2034	280,000	267,954
		2,196,019
Leisure Products — 0.1%
Brunswick Corp. 4.40%, 9/15/2032	294,000	278,143
Hasbro, Inc. 3.90%, 11/19/2029	40,000	39,000
Mattel, Inc. 5.45%, 11/1/2041	410,000	376,374
		693,517
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	936,000	881,738
5.40%, 8/10/2043	138,000	136,484
		1,018,222
Machinery — 0.1%
Caterpillar, Inc.
4.30%, 5/15/2044	60,000	51,918
4.75%, 5/15/2064	826,000	722,688
Parker-Hannifin Corp. 4.25%, 9/15/2027	382,000	381,793
		1,156,399
Media — 0.3%
Charter Communications Operating LLC
2.25%, 1/15/2029	31,000	28,937
2.80%, 4/1/2031	70,000	62,555
5.85%, 12/1/2035	110,000	107,153
5.38%, 4/1/2038	255,000	227,485
6.48%, 10/23/2045	344,000	317,366
3.85%, 4/1/2061	611,000	354,134

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
3.95%, 6/30/2062	243,000	142,463
5.50%, 4/1/2063	774,000	593,465
Fox Corp. 4.71%, 1/25/2029	885,000	887,707
Time Warner Cable LLC 4.50%, 9/15/2042	195,000	147,310
		2,868,575
Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	86,000	88,408
4.25%, 7/16/2029	40,000	39,667
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	50,000	49,192
4.63%, 8/1/2030	50,000	49,835
5.40%, 11/14/2034	272,000	276,941
5.45%, 3/15/2043	609,000	590,852
Newmont Corp. 2.60%, 7/15/2032	5,000	4,512
Nucor Corp. 4.40%, 5/1/2048	50,000	42,112
Rio Tinto Alcan, Inc. (Canada) 7.25%, 3/15/2031	191,000	211,701
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	18,000	18,212
4.75%, 3/22/2042	4,000	3,687
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	32,000	28,520
		1,403,639
Multi-Utilities — 0.6%
Ameren Corp. 1.75%, 3/15/2028	1,822,000	1,737,354
Avista Corp. 4.00%, 4/1/2052	27,000	20,113
Berkshire Hathaway Energy Co.
1.65%, 5/15/2031	149,000	129,134
3.80%, 7/15/2048	781,000	584,004
2.85%, 5/15/2051	446,000	273,250
Black Hills Corp. 5.95%, 3/15/2028	496,000	507,213
CenterPoint Energy, Inc. 2.95%, 3/1/2030	27,000	25,306
CMS Energy Corp. 4.88%, 3/1/2044	18,000	15,852
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	418,000	288,673
Consumers Energy Co.
3.25%, 8/15/2046	927,000	660,540
3.75%, 2/15/2050	50,000	37,302
NiSource, Inc. 5.25%, 2/15/2043	224,000	209,750
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	283,230	260,444
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,000	13,236
Puget Sound Energy, Inc. 5.80%, 3/15/2040	56,000	57,005
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	240,000	218,446
4.50%, 8/15/2040	45,000	40,409
Sempra
5.50%, 8/1/2033	30,000	30,892
3.80%, 2/1/2038	721,000	610,837
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (a)	9,000	8,888

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.40%, 10/1/2054 (a)	8,000	8,059
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (a)	6,000	6,042
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	928,000	941,418
4.95%, 9/15/2034	130,000	128,453
		6,812,620
Office REITs — 0.2%
Boston Properties LP
2.90%, 3/15/2030	90,000	83,915
3.25%, 1/30/2031	893,000	829,175
2.55%, 4/1/2032	560,000	487,826
Kilroy Realty LP 2.50%, 11/15/2032	263,000	217,977
		1,618,893
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.
5.35%, 7/1/2049	448,000	393,768
6.75%, 2/15/2055	303,000	318,323
BP Capital Markets America, Inc.
2.72%, 1/12/2032	1,108,000	1,001,105
4.81%, 2/13/2033	90,000	89,906
3.00%, 2/24/2050	605,000	395,240
Canadian Natural Resources Ltd. (Canada) 6.25%, 3/15/2038	183,000	194,416
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	228,000	203,569
5.25%, 6/15/2037	56,000	54,500
Chevron USA, Inc. 1.02%, 8/12/2027	208,000	200,903
ConocoPhillips Co.
4.30%, 11/15/2044	142,000	119,834
5.50%, 1/15/2055	350,000	336,154
Devon Energy Corp. 7.95%, 4/15/2032	30,000	34,487
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	35,591
6.25%, 3/15/2053	366,000	380,218
5.75%, 4/18/2054	159,000	156,279
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	405,000	402,176
4.60%, 6/20/2028	50,000	50,134
2.50%, 8/1/2033	977,000	835,278
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.12%), 7.38%, 3/15/2055 (a)	284,000	300,283
Energy Transfer LP
4.95%, 6/15/2028	337,000	339,620
5.25%, 4/15/2029	1,000,000	1,017,242
5.75%, 2/15/2033	124,000	129,068
4.90%, 3/15/2035	91,000	88,955
5.35%, 5/15/2045	86,000	78,204
5.40%, 10/1/2047	26,000	23,643
6.25%, 4/15/2049	680,000	680,368

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.00%, 5/15/2050	478,000	406,990
5.95%, 5/15/2054	95,000	91,685
Enterprise Products Operating LLC
4.95%, 2/15/2035	360,000	359,367
5.95%, 2/1/2041	70,000	73,252
4.45%, 2/15/2043	435,000	379,878
5.10%, 2/15/2045	20,000	18,741
4.80%, 2/1/2049	49,000	43,197
3.70%, 1/31/2051	40,000	29,368
3.30%, 2/15/2053	60,000	40,213
3.95%, 1/31/2060	260,000	190,809
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (a)	49,000	48,890
Equinor ASA (Norway)
4.75%, 11/14/2035	340,000	333,999
3.25%, 11/18/2049	984,000	684,185
Expand Energy Corp. 5.70%, 1/15/2035	150,000	153,090
Exxon Mobil Corp.
3.29%, 3/19/2027	230,000	228,892
3.48%, 3/19/2030	50,000	48,511
4.11%, 3/1/2046	27,000	22,506
3.45%, 4/15/2051	129,000	92,489
Kinder Morgan, Inc.
1.75%, 11/15/2026	36,000	35,614
4.80%, 2/1/2033	2,321,000	2,302,475
5.55%, 6/1/2045	217,000	209,441
Marathon Petroleum Corp. 4.75%, 9/15/2044	60,000	52,284
MPLX LP 5.20%, 3/1/2047	424,000	381,749
ONEOK Partners LP 6.65%, 10/1/2036	117,000	127,323
ONEOK, Inc.
4.55%, 7/15/2028	150,000	150,067
3.40%, 9/1/2029	552,000	530,429
6.63%, 9/1/2053	95,000	99,805
5.70%, 11/1/2054	118,000	110,025
Ovintiv, Inc. 6.25%, 7/15/2033	28,000	29,691
Phillips 66 2.15%, 12/15/2030	149,000	133,828
Phillips 66 Co.
3.75%, 3/1/2028	539,000	532,392
5.65%, 6/15/2054	30,000	28,372
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	224,000	223,098
Shell Finance US, Inc.
3.88%, 11/13/2028 (d)	110,000	109,099
2.38%, 11/7/2029	607,000	568,639
6.38%, 12/15/2038 (d)	735,000	807,209
3.00%, 11/26/2051 (d)	963,000	624,352
Targa Resources Corp. 6.13%, 5/15/2055	60,000	60,231
TC PipeLines LP 3.90%, 5/25/2027	20,000	19,924
TotalEnergies Capital International SA (France) 3.46%, 7/12/2049	30,000	21,481
TotalEnergies Capital SA (France) 4.72%, 9/10/2034	107,000	106,084

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Valero Energy Corp.
2.80%, 12/1/2031	295,000	266,529
4.00%, 6/1/2052	30,000	22,098
Williams Cos., Inc. (The)
3.75%, 6/15/2027	87,000	86,573
5.65%, 3/15/2033	75,000	77,575
6.00%, 3/15/2055	110,000	110,168
		18,931,881
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC 8.88%, 5/15/2031	90,000	106,220
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	371,976
Suzano Netherlands BV (Brazil) 5.50%, 1/15/2036	20,000	19,481
		497,677
Passenger Airlines — 0.0% ^
Southwest Airlines Co. 5.13%, 6/15/2027	103,000	103,608
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) 4.65%, 5/15/2033	100,000	98,570
Kenvue, Inc.
5.05%, 3/22/2028	70,000	70,847
4.90%, 3/22/2033	437,000	439,752
		609,169
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	1,890,000	1,803,712
Bristol-Myers Squibb Co.
5.50%, 2/22/2044	250,000	247,730
4.25%, 10/26/2049	1,009,000	818,217
2.55%, 11/13/2050	541,000	318,123
5.55%, 2/22/2054	500,000	486,886
3.90%, 3/15/2062	41,000	29,340
Eli Lilly & Co. 2.50%, 9/15/2060	380,000	204,934
Johnson & Johnson
0.95%, 9/1/2027	670,000	645,364
3.40%, 1/15/2038	2,000	1,737
2.45%, 9/1/2060	610,000	331,601
Merck & Co., Inc.
3.40%, 3/7/2029	747,000	729,606
3.60%, 9/15/2042	108,000	86,108
3.70%, 2/10/2045	363,000	284,361
2.90%, 12/10/2061	359,000	207,572
Novartis Capital Corp. 3.90%, 11/5/2028	110,000	109,245
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	75,000	74,552
Pfizer, Inc.
3.60%, 9/15/2028	258,000	254,731
3.45%, 3/15/2029	1,120,000	1,095,477
4.00%, 12/15/2036	298,000	274,382
Pharmacia LLC 6.60%, 12/1/2028 (e)	350,000	368,403

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Sanofi SA 3.80%, 11/3/2028	50,000	49,499
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200,000	182,058
Wyeth LLC 5.95%, 4/1/2037	417,000	443,406
Zoetis, Inc. 4.70%, 2/1/2043	15,000	13,378
		9,060,422
Professional Services — 0.0% ^
Concentrix Corp. 6.60%, 8/2/2028	190,000	189,282
Equifax, Inc. 2.35%, 9/15/2031	140,000	123,438
Verisk Analytics, Inc. 5.25%, 3/15/2035	135,000	134,100
		446,820
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	24,000	24,141
AvalonBay Communities, Inc.
1.90%, 12/1/2028	990,000	931,681
2.30%, 3/1/2030	122,000	112,593
Essential Properties LP 5.40%, 12/1/2035	342,000	338,612
Sun Communities Operating LP
2.70%, 7/15/2031	398,000	358,460
4.20%, 4/15/2032	30,000	28,764
UDR, Inc. 3.10%, 11/1/2034	740,000	633,887
		2,428,138
Retail REITs — 0.1%
Kimco Realty OP LLC 4.60%, 2/1/2033	289,000	285,230
Realty Income Corp.
3.40%, 1/15/2030	37,000	35,497
3.25%, 1/15/2031	268,000	252,157
		572,884
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	467,000	452,798
Applied Materials, Inc. 4.35%, 4/1/2047	10,000	8,527
Broadcom, Inc.
2.60%, 2/15/2033	203,000	177,044
3.14%, 11/15/2035 (d)	200,000	170,222
4.93%, 5/15/2037 (d)	1,291,000	1,253,739
Intel Corp.
2.45%, 11/15/2029	378,000	352,093
2.00%, 8/12/2031	699,000	610,044
4.60%, 3/25/2040	84,000	75,770
4.25%, 12/15/2042	854,000	707,406
NVIDIA Corp. 3.70%, 4/1/2060	70,000	51,467
NXP BV (Netherlands)
4.30%, 6/18/2029	76,000	75,336
2.65%, 2/15/2032	102,000	90,612
5.25%, 8/19/2035	122,000	122,269
QUALCOMM, Inc.
1.65%, 5/20/2032	361,000	306,614

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
4.65%, 5/20/2035	98,000	96,748
Texas Instruments, Inc. 2.90%, 11/3/2027	532,000	523,516
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	340,000	337,004
		5,411,209
Software — 0.8%
Adobe, Inc. 2.15%, 2/1/2027	35,000	34,552
Microsoft Corp.
3.50%, 2/12/2035	540,000	502,055
4.00%, 2/12/2055	1,000	777
Oracle Corp.
5.20%, 9/26/2035	1,839,000	1,748,680
5.88%, 9/26/2045	70,000	62,504
3.60%, 4/1/2050	393,000	244,553
3.95%, 3/25/2051	2,292,000	1,503,579
5.55%, 2/6/2053	50,000	41,330
6.00%, 8/3/2055	50,000	43,681
5.95%, 9/26/2055	70,000	61,208
6.70%, 2/4/2056	110,000	105,938
5.50%, 9/27/2064	239,000	188,581
6.13%, 8/3/2065	270,000	233,580
Roper Technologies, Inc. 1.40%, 9/15/2027	407,000	391,777
Salesforce, Inc. 1.95%, 7/15/2031	2,737,000	2,390,668
Trimble, Inc. 6.10%, 3/15/2033	107,000	112,276
VMware LLC
1.80%, 8/15/2028	399,000	377,238
2.20%, 8/15/2031	125,000	110,496
Workday, Inc. 3.70%, 4/1/2029	155,000	151,105
		8,304,578
Specialized REITs — 0.2%
American Tower Corp.
3.55%, 7/15/2027	33,000	32,732
2.10%, 6/15/2030	670,000	606,466
Crown Castle, Inc.
3.80%, 2/15/2028	94,000	92,879
3.25%, 1/15/2051	9,000	5,920
Equinix, Inc. 1.80%, 7/15/2027	256,000	248,785
Extra Space Storage LP 5.40%, 6/15/2035	682,000	687,548
Public Storage Operating Co. 5.10%, 8/1/2033	52,000	52,922
		1,727,252
Specialty Retail — 0.3%
AutoZone, Inc. 4.00%, 4/15/2030	214,000	208,901
Home Depot, Inc. (The)
2.13%, 9/15/2026	547,000	543,956
2.80%, 9/14/2027	1,226,000	1,206,259
1.50%, 9/15/2028	62,000	58,471
3.50%, 9/15/2056	866,000	594,081

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Lowe's Cos., Inc.
5.15%, 7/1/2033	747,000	755,456
3.00%, 10/15/2050	110,000	69,124
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	357,000	350,843
		3,787,091
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
1.20%, 2/8/2028	700,000	667,532
2.20%, 9/11/2029	356,000	335,725
4.30%, 5/10/2033	1,000	999
4.38%, 5/13/2045	939,000	823,420
3.75%, 11/13/2047	20,000	15,593
		1,843,269
Tobacco — 0.3%
Altria Group, Inc. 5.38%, 1/31/2044	658,000	614,411
BAT Capital Corp. (United Kingdom)
6.42%, 8/2/2033	71,000	76,885
4.39%, 8/15/2037	1,391,000	1,272,679
7.08%, 8/2/2043	345,000	383,905
Philip Morris International, Inc.
3.38%, 8/15/2029	283,000	273,696
4.90%, 11/1/2034	23,000	22,907
3.88%, 8/21/2042	41,000	33,474
4.88%, 11/15/2043	111,000	100,975
		2,778,932
Trading Companies & Distributors — 0.1%
GATX Corp. 4.90%, 3/15/2033	601,000	598,744
Sumisho Air Lease Corp. 3.75%, 6/1/2026	213,000	213,000
WW Grainger, Inc.
3.75%, 5/15/2046	50,000	39,047
4.20%, 5/15/2047	104,000	85,815
		936,606
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	184,000	178,777
4.45%, 6/1/2032	113,000	111,003
4.30%, 12/1/2042	2,000	1,736
Essential Utilities, Inc. 5.38%, 1/15/2034	40,000	40,657
		332,173
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	302,000	293,324
6.13%, 3/30/2040	100,000	104,613
T-Mobile USA, Inc.
2.40%, 3/15/2029	356,000	336,528

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
4.95%, 11/15/2035	790,000	775,742
4.38%, 4/15/2040	1,583,000	1,404,298
3.00%, 2/15/2041	1,015,000	754,697
		3,669,202
Total Corporate Bonds (Cost $264,303,841)		262,259,181
Mortgage-Backed Securities — 23.6%
FHLMC Gold Pools, 15 Year
Pool # G14781, 3.50%, 3/1/2027	545	543
Pool # G15201, 4.00%, 5/1/2027	2	2
Pool # J20129, 2.50%, 8/1/2027	8,469	8,389
Pool # G15438, 4.00%, 9/1/2027	25	25
Pool # G15602, 2.50%, 11/1/2027	4,519	4,481
Pool # G18466, 2.00%, 5/1/2028	2,485	2,438
Pool # G18465, 2.50%, 5/1/2028	4,377	4,314
Pool # G15601, 2.50%, 1/1/2029	8,688	8,563
Pool # G14957, 3.50%, 1/1/2029	23,613	23,435
Pool # G16570, 4.00%, 7/1/2029	2	2
Pool # G18540, 2.50%, 2/1/2030	9,470	9,211
Pool # G18556, 2.50%, 6/1/2030	13,346	12,944
Pool # V60840, 3.00%, 6/1/2030	2,959	2,901
Pool # G16019, 3.50%, 12/1/2030	308	308
Pool # G16568, 2.50%, 4/1/2033	1,505	1,434
FHLMC Gold Pools, 30 Year
Pool # A39210, 5.50%, 10/1/2035	13,567	13,956
Pool # V83754, 5.50%, 1/1/2036	18,864	19,023
Pool # A82255, 5.50%, 9/1/2036	79,627	80,114
Pool # G03381, 5.50%, 9/1/2037	12,813	13,165
Pool # A92197, 5.00%, 5/1/2040	35,456	35,839
Pool # G06856, 6.00%, 5/1/2040	2,459	2,579
Pool # A93359, 4.00%, 8/1/2040	372	367
Pool # Q04688, 4.00%, 11/1/2041	1,974	1,910
Pool # G08477, 3.50%, 2/1/2042	4	4
Pool # Q06771, 3.00%, 3/1/2042	25,822	23,687
Pool # C03858, 3.50%, 4/1/2042	73,132	68,811
Pool # Q14694, 3.00%, 1/1/2043	2,052	1,876
Pool # G61723, 3.50%, 1/1/2043	43,856	41,292
Pool # Q17374, 4.00%, 4/1/2043	2,152	2,077
Pool # Z40090, 4.50%, 9/1/2044	18,612	18,293
Pool # G08653, 3.00%, 7/1/2045	33,689	30,458
Pool # Q35223, 4.00%, 8/1/2045	6,928	6,551
Pool # G60238, 3.50%, 10/1/2045	459,576	429,732
Pool # G60506, 3.50%, 4/1/2046	27,220	25,376
Pool # G08710, 3.00%, 6/1/2046	23,047	20,727
Pool # G61235, 4.50%, 9/1/2046	14,872	14,616
Pool # Q45872, 3.00%, 1/1/2047	234,402	210,241
Pool # G08747, 3.00%, 2/1/2047	120,178	107,791

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # G61623, 3.00%, 4/1/2047	17,614	15,886
Pool # G60996, 3.50%, 5/1/2047	5,159	4,792
Pool # V83233, 4.00%, 6/1/2047	64,491	61,413
Pool # G61681, 3.00%, 12/1/2047	4,937	4,417
Pool # Q52866, 3.00%, 12/1/2047	15,741	14,275
Pool # G08812, 3.00%, 4/1/2048	7,370	6,570
Pool # G61885, 4.50%, 11/1/2048	20,041	19,615
Pool # Q61487, 4.00%, 2/1/2049	23,448	22,314
FHLMC UMBS, 15 Year
Pool # SB0031, 3.50%, 10/1/2027	19	19
Pool # SB0071, 2.50%, 5/1/2030	4,044	3,997
Pool # ZS7331, 3.00%, 12/1/2030	9,391	9,165
Pool # SB0256, 4.00%, 11/1/2033	36	35
Pool # SB0077, 3.50%, 10/1/2034	22,226	21,676
Pool # SB0302, 3.00%, 4/1/2035	261,314	250,348
Pool # QN2407, 2.00%, 6/1/2035	66,886	61,606
Pool # QN6095, 2.00%, 5/1/2036	93,379	85,781
Pool # SB8131, 1.50%, 12/1/2036	485,999	436,461
Pool # SB8140, 1.50%, 2/1/2037	376,194	337,843
Pool # SB8141, 2.00%, 2/1/2037	980,540	900,610
Pool # RR0055, 5.50%, 1/1/2041	272,367	277,245
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	36,213	34,973
Pool # ZJ9491, 3.50%, 12/1/2032	8,038	7,842
Pool # ZS9164, 3.00%, 9/1/2033	1,598	1,536
Pool # SC0107, 3.50%, 11/1/2034	2,770	2,698
Pool # ZA2463, 3.50%, 6/1/2037	18,618	17,861
Pool # RB5026, 2.50%, 11/1/2039	25,703	23,261
Pool # QK0157, 2.50%, 1/1/2040	13,545	12,154
Pool # RB5032, 2.50%, 2/1/2040	21,178	19,111
Pool # RB5037, 2.50%, 3/1/2040	2,125	1,917
Pool # RB5043, 2.50%, 4/1/2040	29,454	26,555
Pool # RB5048, 2.50%, 5/1/2040	62,088	55,930
Pool # SC0134, 1.50%, 3/1/2041	157,029	130,467
Pool # RB5145, 2.00%, 2/1/2042	1,206,520	1,041,696
Pool # RB5154, 2.50%, 4/1/2042	714,849	635,795
Pool # QK1520, 3.00%, 5/1/2042	128,096	117,043
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	16,955	17,356
Pool # ZL3548, 3.50%, 8/1/2042	48,161	45,144
Pool # ZS3712, 3.50%, 4/1/2043	101,948	95,584
Pool # ZS4077, 3.50%, 1/1/2044	14,760	13,829
Pool # ZS4592, 4.00%, 11/1/2044	100,675	96,353
Pool # ZS4609, 3.00%, 4/1/2045	27,902	25,239
Pool # SD0146, 3.00%, 11/1/2046	92,337	83,008
Pool # ZM2209, 3.50%, 12/1/2046	252,994	234,468
Pool # SD0388, 3.50%, 6/1/2047	322,903	301,858
Pool # ZM4635, 4.00%, 11/1/2047	321,578	304,847
Pool # SD0225, 3.00%, 12/1/2047	413,115	370,776

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZS4750, 3.00%, 1/1/2048	17,705	15,798
Pool # ZM7669, 3.50%, 8/1/2048	60,435	55,310
Pool # ZN4476, 3.50%, 12/1/2048	195,035	179,995
Pool # ZA6286, 4.00%, 2/1/2049	95,275	90,538
Pool # ZT1776, 3.50%, 3/1/2049	16,631	15,302
Pool # ZN5087, 4.00%, 4/1/2049	76,277	72,325
Pool # ZT1864, 4.00%, 4/1/2049	2,209	2,098
Pool # ZT1951, 3.50%, 5/1/2049	5,338	4,887
Pool # ZT1952, 4.00%, 5/1/2049	35,510	33,732
Pool # QA4907, 3.00%, 6/1/2049	81,906	73,398
Pool # ZT2086, 3.50%, 6/1/2049	29,494	27,125
Pool # SD7502, 3.50%, 7/1/2049	85,478	78,696
Pool # SD8001, 3.50%, 7/1/2049	10,395	9,559
Pool # SD2866, 4.00%, 7/1/2049	454,476	434,822
Pool # SD7501, 4.00%, 7/1/2049	52,979	50,388
Pool # QA1997, 3.00%, 8/1/2049	13,865	12,297
Pool # RA1202, 3.50%, 8/1/2049	286,925	264,130
Pool # SD8005, 3.50%, 8/1/2049	37,292	34,289
Pool # SD8006, 4.00%, 8/1/2049	20,977	19,856
Pool # SD8025, 3.50%, 11/1/2049	111,061	102,094
Pool # RA1878, 3.50%, 12/1/2049	1,610	1,479
Pool # SD8037, 2.50%, 1/1/2050	324,459	275,323
Pool # SD0303, 2.50%, 4/1/2050	540,810	461,478
Pool # QA9653, 3.50%, 5/1/2050	26,586	24,452
Pool # QB1691, 2.00%, 7/1/2050	649,508	526,095
Pool # SD8089, 2.50%, 7/1/2050	694,485	587,688
Pool # SD8091, 2.50%, 9/1/2050	1,965,501	1,663,339
Pool # SD8104, 1.50%, 11/1/2050	1,024,445	782,699
Pool # RA4197, 2.50%, 12/1/2050	419,367	355,968
Pool # QB7172, 2.00%, 1/1/2051	4,088,365	3,280,604
Pool # RA4349, 2.50%, 1/1/2051	270,477	230,169
Pool # QB8583, 1.50%, 2/1/2051	1,021,778	782,710
Pool # SD8145, 1.50%, 5/1/2051	870,340	665,451
Pool # RA5287, 2.00%, 5/1/2051	7,532	6,100
Pool # QC3259, 2.00%, 6/1/2051	287,860	230,443
Pool # SD8158, 3.50%, 6/1/2051	210,648	192,782
Pool # RA5832, 2.50%, 9/1/2051	322,374	274,131
Pool # SD0688, 2.50%, 10/1/2051	3,472,860	2,961,353
Pool # QC8788, 3.00%, 10/1/2051	855,348	748,583
Pool # QD2146, 2.00%, 12/1/2051	1,099,029	892,616
Pool # RA6503, 2.00%, 12/1/2051	359,023	290,210
Pool # QD3500, 2.50%, 12/1/2051	1,391,287	1,185,431
Pool # SD1963, 2.00%, 1/1/2052	7,524,479	6,074,427
Pool # SD1064, 3.00%, 1/1/2052	652,106	571,058
Pool # SD0897, 2.00%, 2/1/2052	761,306	620,374
Pool # SD8193, 2.00%, 2/1/2052	9,058,827	7,270,541
Pool # SD8204, 2.00%, 4/1/2052	1,588,301	1,275,226
Pool # QD9578, 2.50%, 4/1/2052	1,256,599	1,058,415
Pool # SD8205, 2.50%, 4/1/2052	4,398,911	3,705,144

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SD1461, 3.00%, 5/1/2052	789,068	698,470
Pool # SD8214, 3.50%, 5/1/2052	896,578	815,426
Pool # SD5368, 2.50%, 7/1/2052	275,558	230,828
Pool # RA7357, 4.50%, 7/1/2052	568,867	548,916
Pool # RA7779, 4.50%, 8/1/2052	346,575	333,604
Pool # RA7935, 5.00%, 9/1/2052	417,606	416,100
Pool # SD1803, 5.50%, 9/1/2052	606,558	615,247
Pool # SD8256, 4.00%, 10/1/2052	1,814,694	1,703,223
Pool # RA8112, 4.50%, 10/1/2052	1,133,940	1,092,876
Pool # SD8257, 4.50%, 10/1/2052	381,069	367,427
Pool # SD2381, 5.50%, 3/1/2053	3,481,350	3,534,955
Pool # SD2572, 5.50%, 3/1/2053	757,259	771,111
Pool # SD2580, 6.00%, 3/1/2053	377,363	387,442
Pool # RA8736, 6.50%, 3/1/2053	491,089	514,074
Pool # SD8322, 4.50%, 5/1/2053	80,813	77,797
Pool # RA9469, 6.50%, 7/1/2053	281,376	294,546
Pool # SD8397, 6.50%, 1/1/2054	1,189,053	1,235,577
Pool # SD4605, 7.00%, 1/1/2054	172,826	183,098
Pool # QI5618, 6.50%, 5/1/2054	583,899	613,015
Pool # SD7572, 6.50%, 5/1/2054	776,267	812,047
Pool # SD5334, 7.00%, 5/1/2054	153,307	162,088
Pool # RJ1786, 6.00%, 6/1/2054	634,314	650,924
Pool # SD8439, 6.00%, 6/1/2054	692,250	707,586
Pool # SD5672, 6.50%, 6/1/2054	198,241	207,742
Pool # SD6862, 5.50%, 10/1/2054	613,504	621,717
Pool # SD8475, 5.50%, 11/1/2054	1,616,403	1,624,493
Pool # SL0226, 6.00%, 2/1/2055	3,533,513	3,645,975
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 6/25/2056 (f)	3,723,000	3,801,444
FNMA UMBS, 15 Year
Pool # AJ9357, 3.50%, 1/1/2027	4,578	4,558
Pool # AO4400, 2.50%, 7/1/2027	6,872	6,789
Pool # AB6811, 2.50%, 10/1/2027	2,358	2,330
Pool # AQ9442, 2.00%, 12/1/2027	5,385	5,301
Pool # AB8447, 2.50%, 2/1/2028	4,603	4,541
Pool # AR4180, 2.50%, 2/1/2028	1,789	1,763
Pool # AB8787, 2.00%, 3/1/2028	14,986	14,717
Pool # AP6059, 2.00%, 6/1/2028	2,414	2,361
Pool # BM1892, 2.50%, 9/1/2028	3,463	3,423
Pool # FM1105, 2.50%, 6/1/2029	8,394	8,282
Pool # AS3345, 2.00%, 7/1/2029	4,030	3,905
Pool # FM1465, 3.00%, 5/1/2030	23,603	23,290
Pool # 890666, 2.00%, 6/1/2030	7,504	7,307
Pool # AL9418, 3.50%, 8/1/2031	13,278	13,104
Pool # BD5647, 2.00%, 11/1/2031	8,871	8,428
Pool # 890776, 3.50%, 11/1/2031	6,596	6,516
Pool # BM5490, 3.50%, 11/1/2031	4,269	4,230
Pool # AS8708, 2.50%, 2/1/2032	1,597	1,532
Pool # BM4993, 3.50%, 3/1/2032	4,587	4,529
Pool # MA3124, 2.50%, 9/1/2032	17,705	16,947

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM3099, 3.50%, 9/1/2032	692	688
Pool # CA0775, 2.50%, 11/1/2032	13,068	12,405
Pool # BH7081, 2.50%, 12/1/2032	18,888	17,985
Pool # BH8720, 3.50%, 12/1/2032	19,467	18,908
Pool # FM1691, 2.50%, 1/1/2033	5,341	5,191
Pool # CA9078, 3.00%, 9/1/2033	140,563	136,530
Pool # FM1123, 4.00%, 9/1/2033	1,046	1,035
Pool # FM2153, 4.00%, 11/1/2033	90	90
Pool # BD9105, 4.00%, 1/1/2034	22,958	22,535
Pool # BM5306, 4.00%, 1/1/2034	2,535	2,506
Pool # FM1733, 3.50%, 5/1/2034	308,825	301,328
Pool # BO1822, 3.50%, 7/1/2034	42,523	41,436
Pool # MA3764, 2.50%, 9/1/2034	4,752	4,483
Pool # MA3910, 2.00%, 1/1/2035	16,253	15,036
Pool # FM3569, 3.00%, 1/1/2035	48,621	47,297
Pool # FM7941, 2.50%, 2/1/2035	167,779	161,105
Pool # MA4075, 2.50%, 7/1/2035	247,879	234,288
Pool # FM3940, 2.50%, 8/1/2035	372,026	351,662
Pool # CA7497, 2.50%, 10/1/2035	729,971	689,226
Pool # FM5396, 2.00%, 12/1/2035	475,176	439,789
Pool # FM5797, 2.00%, 1/1/2036	358,271	329,986
Pool # CB0305, 1.50%, 5/1/2036	284,583	256,472
Pool # FM7843, 1.50%, 6/1/2036	57,906	52,185
Pool # MA4430, 1.00%, 8/1/2036	119,836	104,646
Pool # MA4418, 2.00%, 9/1/2036	28,970	26,627
Pool # FM9247, 2.00%, 11/1/2036	248,128	227,901
Pool # MA4497, 2.00%, 12/1/2036	3,362,302	3,088,240
Pool # MA4582, 2.00%, 4/1/2037	1,189,043	1,092,097
Pool # MA4604, 3.00%, 5/1/2037	573,423	545,221
Pool # FS4059, 1.50%, 8/1/2037	1,734,518	1,557,704
Pool # FS4794, 2.00%, 8/1/2037	61,835	56,793
Pool # FS4756, 2.50%, 8/1/2037	1,363,692	1,290,767
Pool # MA5772, 5.50%, 7/1/2040	310,934	316,503
Pool # MA5886, 5.00%, 11/1/2040	895,399	900,556
Pool # MA5979, 5.50%, 2/1/2041	279,707	284,718
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	766	761
Pool # MA0885, 3.50%, 10/1/2031	12,844	12,563
Pool # AB4853, 3.00%, 4/1/2032	13,941	13,499
Pool # MA1058, 3.00%, 5/1/2032	6,199	5,999
Pool # MA1165, 3.00%, 9/1/2032	34,806	33,597
Pool # MA2079, 4.00%, 11/1/2034	7,723	7,563
Pool # MA2138, 3.50%, 1/1/2035	595,414	575,273
Pool # AL7654, 3.00%, 9/1/2035	36,370	34,370
Pool # MA2472, 3.00%, 12/1/2035	7,423	7,051
Pool # FM1133, 4.00%, 6/1/2036	17,492	17,129
Pool # MA3099, 4.00%, 8/1/2037	1,313	1,281
Pool # BM5330, 2.50%, 12/1/2037	24,639	22,796
Pool # FM3204, 4.00%, 10/1/2038	20,585	19,955

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4072, 2.50%, 7/1/2040	103,847	93,459
Pool # MA4128, 2.00%, 9/1/2040	1,000,559	875,737
Pool # CA9019, 2.00%, 2/1/2041	255,852	224,292
Pool # MA4310, 1.50%, 4/1/2041	587,900	495,165
Pool # MA4422, 2.00%, 9/1/2041	293,752	254,605
Pool # FS0316, 1.50%, 11/1/2041	502,454	420,151
Pool # MA4474, 2.00%, 11/1/2041	374,884	324,346
Pool # MA4521, 2.50%, 1/1/2042	397,117	353,729
Pool # MA4587, 2.50%, 4/1/2042	330,254	293,854
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	11,341	11,593
Pool # 711215, 5.50%, 6/1/2033	12,631	12,694
Pool # 725228, 6.00%, 3/1/2034	27,781	28,501
Pool # 790003, 6.00%, 8/1/2034	10,128	10,347
Pool # 735503, 6.00%, 4/1/2035	20,294	20,919
Pool # 904601, 6.00%, 11/1/2036	24,060	25,209
Pool # 888538, 5.50%, 1/1/2037	12,005	12,365
Pool # AB0284, 6.00%, 2/1/2037	23,704	24,835
Pool # 956965, 6.50%, 12/1/2037	10,098	10,594
Pool # BH7907, 6.50%, 12/1/2037	12,778	13,600
Pool # 961793, 5.00%, 3/1/2038	49,149	49,618
Pool # AC2638, 5.00%, 10/1/2039	87,452	88,287
Pool # AL0100, 6.00%, 10/1/2039	31,606	33,112
Pool # AC4886, 5.00%, 11/1/2039	16,326	16,482
Pool # 190399, 5.50%, 11/1/2039	51,122	52,436
Pool # AB1292, 5.00%, 8/1/2040	11,965	12,107
Pool # AL5437, 5.00%, 8/1/2040	53,824	54,205
Pool # AB1421, 5.00%, 9/1/2040	25,649	25,894
Pool # AE4142, 5.00%, 9/1/2040	21,301	21,307
Pool # AE3857, 5.00%, 10/1/2040	330,118	333,270
Pool # AE8289, 4.00%, 12/1/2040	63,717	61,628
Pool # MA0622, 3.50%, 1/1/2041	20,985	19,779
Pool # AE0828, 3.50%, 2/1/2041	11,876	11,194
Pool # AH3804, 4.00%, 2/1/2041	13,742	13,359
Pool # MA0639, 4.00%, 2/1/2041	21,891	21,261
Pool # AL0241, 4.00%, 4/1/2041	44,539	43,230
Pool # BM3118, 6.00%, 7/1/2041	52,193	54,682
Pool # AJ2293, 4.00%, 9/1/2041	12,880	12,504
Pool # AW8154, 3.50%, 1/1/2042	14,659	13,801
Pool # AL1998, 4.00%, 3/1/2042	63,869	61,892
Pool # AO4134, 3.50%, 6/1/2042	8,127	7,640
Pool # AB6632, 3.50%, 10/1/2042	89,512	83,952
Pool # AB6633, 3.50%, 10/1/2042	15,249	14,302
Pool # AB6828, 3.50%, 11/1/2042	1,125	1,057
Pool # AL3182, 3.50%, 12/1/2042	12,521	11,782
Pool # AB7964, 3.50%, 2/1/2043	1,568	1,469
Pool # AR2271, 3.50%, 2/1/2043	206,024	192,906
Pool # BM4751, 3.50%, 3/1/2043	22,980	21,562
Pool # AB8742, 4.00%, 3/1/2043	9,299	8,975

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AR6770, 4.00%, 3/1/2043	11,355	10,948
Pool # AB9194, 3.50%, 5/1/2043	88,353	82,672
Pool # AU4256, 3.50%, 9/1/2043	18,954	17,749
Pool # AL4062, 4.00%, 9/1/2043	17,544	16,914
Pool # BM4635, 2.50%, 10/1/2043	114,457	100,955
Pool # AS1121, 4.00%, 11/1/2043	22,180	21,358
Pool # AV0022, 4.00%, 11/1/2043	307,360	295,798
Pool # FM3049, 4.00%, 4/1/2044	678,031	653,211
Pool # FM1744, 3.50%, 5/1/2044	20,764	19,508
Pool # AS2700, 4.00%, 6/1/2044	27,349	26,289
Pool # AW6233, 4.50%, 6/1/2044	241,775	237,025
Pool # AS2947, 4.00%, 7/1/2044	28,300	27,172
Pool # AL9072, 5.00%, 7/1/2044	43,364	43,510
Pool # AL9569, 5.00%, 8/1/2044	69,252	70,225
Pool # AX0152, 4.50%, 9/1/2044	16,293	15,924
Pool # AS3867, 4.00%, 11/1/2044	7,287	6,975
Pool # FM0015, 4.00%, 2/1/2045	65,533	63,180
Pool # MA2193, 4.50%, 2/1/2045	4,559	4,472
Pool # FM3414, 4.00%, 3/1/2045	447,509	427,537
Pool # BM3398, 3.50%, 4/1/2045	10,485	9,824
Pool # AS5851, 4.50%, 9/1/2045	6,157	6,044
Pool # AS6184, 3.50%, 11/1/2045	95,577	89,470
Pool # BA0315, 3.50%, 11/1/2045	315,333	293,164
Pool # FM1869, 4.00%, 11/1/2045	46,766	44,809
Pool # BC0066, 3.50%, 12/1/2045	22,100	20,536
Pool # FM3413, 4.00%, 1/1/2046	53,841	51,552
Pool # FM2323, 4.00%, 2/1/2046	27,614	26,759
Pool # AS6811, 3.00%, 3/1/2046	18,333	16,535
Pool # BM4834, 3.00%, 3/1/2046	20,260	18,473
Pool # FM1782, 4.00%, 3/1/2046	8,939	8,603
Pool # FM2195, 4.00%, 3/1/2046	20,138	19,488
Pool # AS7003, 3.00%, 4/1/2046	26,183	23,536
Pool # AS7198, 4.50%, 5/1/2046	72,531	71,191
Pool # AS7660, 2.50%, 8/1/2046	169,312	145,933
Pool # AL9385, 3.00%, 11/1/2046	37,362	33,564
Pool # MA2806, 3.00%, 11/1/2046	116,323	104,295
Pool # BM3288, 3.50%, 12/1/2046	15,686	14,503
Pool # FM2807, 3.00%, 1/1/2047	58,388	52,879
Pool # 890856, 3.50%, 1/1/2047	98,166	91,103
Pool # FM3374, 3.50%, 1/1/2047	101,632	95,742
Pool # FM0041, 3.00%, 2/1/2047	479,920	430,560
Pool # BM5955, 4.00%, 2/1/2047	22,953	21,986
Pool # BM4350, 3.00%, 3/1/2047	547,697	495,895
Pool # MA2920, 3.00%, 3/1/2047	5,831	5,224
Pool # AS9313, 4.00%, 3/1/2047	11,369	10,834
Pool # FM4735, 3.00%, 4/1/2047	124,931	111,333
Pool # AS9480, 4.50%, 4/1/2047	16,279	15,975
Pool # AS9946, 3.50%, 7/1/2047	31,478	29,166
Pool # BM1568, 3.50%, 7/1/2047	45,791	43,054

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BH7375, 3.50%, 8/1/2047	36,606	33,917
Pool # CA0148, 4.50%, 8/1/2047	7,824	7,637
Pool # CA0850, 3.00%, 9/1/2047	26,594	23,760
Pool # MA3147, 3.00%, 10/1/2047	30,282	27,054
Pool # BM2003, 4.00%, 10/1/2047	113,366	107,854
Pool # BH9392, 3.50%, 11/1/2047	10,092	9,326
Pool # CA0681, 3.50%, 11/1/2047	161,592	150,550
Pool # CA4015, 3.00%, 1/1/2048	6,821	6,086
Pool # BJ6154, 3.50%, 1/1/2048	111,314	103,116
Pool # MA3238, 3.50%, 1/1/2048	36,349	33,517
Pool # BJ5910, 3.50%, 2/1/2048	172,614	161,595
Pool # BM4054, 4.00%, 5/1/2048	68,938	65,860
Pool # BM4757, 3.50%, 7/1/2048	28,460	26,515
Pool # BM2007, 4.00%, 9/1/2048	3,100	2,946
Pool # CA2368, 4.00%, 9/1/2048	20,202	19,198
Pool # CA4655, 3.50%, 10/1/2048	70,113	64,958
Pool # MA3495, 4.00%, 10/1/2048	20,138	19,136
Pool # CA2432, 4.50%, 10/1/2048	36,265	35,427
Pool # FM7895, 3.50%, 11/1/2048	195,702	182,046
Pool # BN0895, 4.50%, 11/1/2048	798,912	779,946
Pool # FM1248, 4.50%, 11/1/2048	11,716	11,466
Pool # CA2797, 4.50%, 12/1/2048	65,448	63,996
Pool # FM0030, 3.00%, 2/1/2049	37,504	33,615
Pool # MA3637, 3.50%, 4/1/2049	12,423	11,426
Pool # MA3638, 4.00%, 4/1/2049	11,848	11,255
Pool # BN5418, 4.50%, 4/1/2049	12,493	12,224
Pool # MA3663, 3.50%, 5/1/2049	717,834	660,176
Pool # MA3664, 4.00%, 5/1/2049	5,739	5,451
Pool # FM4074, 4.50%, 5/1/2049	199,813	195,257
Pool # CA4358, 3.50%, 7/1/2049	12,390	11,389
Pool # MA3692, 3.50%, 7/1/2049	727,575	666,812
Pool # MA3745, 3.50%, 8/1/2049	533,217	490,223
Pool # MA3746, 4.00%, 8/1/2049	8,561	8,130
Pool # FM1385, 5.00%, 8/1/2049	242,236	242,705
Pool # BO4012, 3.00%, 9/1/2049	85,705	75,056
Pool # FM1449, 3.50%, 9/1/2049	104,610	96,165
Pool # FM4430, 3.50%, 9/1/2049	212,360	195,430
Pool # FM3572, 4.50%, 9/1/2049	54,331	53,159
Pool # MA3803, 3.50%, 10/1/2049	28,693	26,370
Pool # MA3833, 2.50%, 11/1/2049	709,431	601,229
Pool # BK0350, 3.00%, 11/1/2049	630,193	562,634
Pool # FM2363, 3.00%, 1/1/2050	1,220,382	1,092,920
Pool # CA5021, 3.50%, 1/1/2050	26,383	24,237
Pool # FM5922, 3.50%, 1/1/2050	289,648	266,192
Pool # MA3906, 3.50%, 1/1/2050	26,577	24,412
Pool # FM2733, 2.50%, 3/1/2050	79,071	67,126
Pool # FM4372, 3.50%, 3/1/2050	368,530	340,430
Pool # BP2403, 3.50%, 4/1/2050	234,543	215,102
Pool # FM3257, 3.00%, 5/1/2050	186,619	166,804

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA4078, 2.50%, 7/1/2050	1,020,452	864,411
Pool # BP6626, 2.00%, 8/1/2050	1,103,751	892,214
Pool # MA4100, 2.00%, 8/1/2050	555,168	447,887
Pool # BP9500, 2.50%, 8/1/2050	71,219	60,271
Pool # FM5750, 4.00%, 8/1/2050	237,781	225,164
Pool # CA7017, 2.00%, 9/1/2050	1,096,151	902,665
Pool # BP6702, 2.50%, 9/1/2050	460,839	393,685
Pool # FM8260, 4.00%, 9/1/2050	389,329	370,648
Pool # MA4159, 2.50%, 10/1/2050	249,813	211,099
Pool # CA7603, 2.50%, 11/1/2050	245,154	208,094
Pool # MA4183, 2.50%, 11/1/2050	2,044,846	1,729,843
Pool # CA8005, 1.50%, 12/1/2050	136,403	104,252
Pool # CA8222, 1.50%, 12/1/2050	238,482	182,683
Pool # MA4209, 1.50%, 12/1/2050	1,067,036	818,053
Pool # FM4947, 2.00%, 12/1/2050	638,545	518,876
Pool # FM6241, 2.00%, 1/1/2051	1,775,824	1,433,724
Pool # FM5854, 2.50%, 1/1/2051	137,071	117,404
Pool # MA4254, 1.50%, 2/1/2051	285,114	217,834
Pool # CA9190, 2.00%, 2/1/2051	146,271	117,756
Pool # BR3515, 2.50%, 2/1/2051	134,294	113,563
Pool # FM6523, 2.50%, 3/1/2051	216,620	183,828
Pool # FM6537, 2.00%, 4/1/2051	2,183,104	1,790,015
Pool # MA4306, 2.50%, 4/1/2051	121,724	102,851
Pool # MA4343, 1.50%, 5/1/2051	333,833	255,132
Pool # FM7066, 2.50%, 5/1/2051	589,385	501,599
Pool # MA4354, 1.50%, 6/1/2051	428,315	327,377
Pool # CB0727, 2.50%, 6/1/2051	1,110,057	945,450
Pool # FM7418, 2.50%, 6/1/2051	679,824	582,837
Pool # MA4356, 2.50%, 6/1/2051	3,853,210	3,249,865
Pool # MA4377, 1.50%, 7/1/2051	152,152	116,369
Pool # FM8194, 2.00%, 7/1/2051	170,033	136,118
Pool # CB1027, 2.50%, 7/1/2051	212,526	178,848
Pool # MA4379, 2.50%, 7/1/2051	1,143,389	964,011
Pool # FM8278, 3.50%, 7/1/2051	250,225	229,002
Pool # BR2237, 2.50%, 8/1/2051	414,956	350,292
Pool # CB1276, 2.50%, 8/1/2051	601,227	507,349
Pool # FM8320, 2.50%, 8/1/2051	1,294,613	1,084,453
Pool # FM8629, 1.50%, 9/1/2051	644,232	492,411
Pool # MA4413, 2.00%, 9/1/2051	630,267	507,234
Pool # CB2364, 2.00%, 12/1/2051	3,582,861	2,877,021
Pool # FM9868, 2.50%, 12/1/2051	422,854	361,654
Pool # FM9870, 2.50%, 12/1/2051	423,222	361,328
Pool # MA4493, 2.50%, 12/1/2051	719,761	606,925
Pool # FS0348, 2.00%, 1/1/2052	629,230	512,182
Pool # CB2773, 2.00%, 2/1/2052	1,612,127	1,294,432
Pool # BV4248, 2.00%, 3/1/2052	722,146	589,169
Pool # CB3040, 2.00%, 3/1/2052	2,974,725	2,390,047
Pool # CB3599, 3.50%, 5/1/2052	268,035	243,989
Pool # CB3608, 3.50%, 5/1/2052	155,609	141,649

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BV9900, 4.00%, 5/1/2052	334,961	316,610
Pool # MA4622, 2.00%, 6/1/2052	1,492,219	1,196,762
Pool # MA4624, 3.00%, 6/1/2052	10,970,797	9,591,943
Pool # CB4209, 3.50%, 7/1/2052	817,069	743,308
Pool # MA4699, 3.50%, 8/1/2052	1,622,613	1,476,246
Pool # MA4700, 4.00%, 8/1/2052	2,013,492	1,892,207
Pool # FS2619, 5.00%, 8/1/2052	756,598	749,675
Pool # FS3392, 4.00%, 9/1/2052	269,211	253,202
Pool # CB4851, 4.50%, 10/1/2052	116,411	112,268
Pool # MA4805, 4.50%, 11/1/2052	1,687,233	1,626,485
Pool # MA4840, 4.50%, 12/1/2052	789,334	760,915
Pool # FS3455, 5.00%, 12/1/2052	686,781	684,877
Pool # MA4869, 5.50%, 1/1/2053	1,012,255	1,021,051
Pool # MA4933, 3.50%, 2/1/2053	1,076,493	979,055
Pool # CB5600, 5.50%, 2/1/2053	728,785	742,510
Pool # MA4919, 5.50%, 2/1/2053	11,731	11,831
Pool # MA4920, 6.00%, 2/1/2053	861,922	884,551
Pool # MA4962, 4.00%, 3/1/2053	1,654,014	1,552,384
Pool # BX7958, 5.00%, 3/1/2053	631,530	627,226
Pool # MA4943, 6.50%, 3/1/2053	540,571	562,659
Pool # MA4964, 7.00%, 3/1/2053	191,892	202,883
Pool # BY4714, 5.00%, 6/1/2053	136,727	135,100
Pool # MA5038, 5.00%, 6/1/2053	2,893,922	2,864,490
Pool # MA5071, 5.00%, 7/1/2053	1,569,876	1,553,910
Pool # MA5072, 5.50%, 7/1/2053	4,948,933	4,987,105
Pool # CB6874, 6.00%, 8/1/2053	617,260	634,972
Pool # MA5138, 5.50%, 9/1/2053	693,119	698,147
Pool # DA4550, 6.50%, 11/1/2053	756,354	790,525
Pool # MA5192, 6.50%, 11/1/2053	421,981	438,492
Pool # MA5217, 6.50%, 12/1/2053	140,522	146,021
Pool # FS6772, 7.00%, 1/1/2054	196,409	210,088
Pool # FA2811, 5.00%, 4/1/2054	228,352	228,199
Pool # CB8501, 6.00%, 5/1/2054	168,179	175,219
Pool # DB4019, 6.00%, 5/1/2054	553,930	570,382
Pool # CB8821, 6.00%, 7/1/2054	696,613	720,053
Pool # DB6671, 7.00%, 7/1/2054	268,352	284,945
Pool # MA5445, 6.00%, 8/1/2054	60,935	62,258
Pool # FS9404, 6.00%, 10/1/2054	320,757	332,762
Pool # MA5647, 6.00%, 3/1/2055	2,557,800	2,613,332
Pool # DE0123, 6.50%, 5/1/2055	389,006	406,027
Pool # CC1232, 5.50%, 10/1/2055	723,899	737,717
Pool # FA4376, 5.00%, 1/1/2056	1,882,348	1,868,517
Pool # MA5969, 4.00%, 2/1/2056	118,309	110,828
Pool # CC2015, 5.00%, 2/1/2056	2,975,591	2,928,922
Pool # FA4855, 5.50%, 2/1/2056	175,753	176,632
Pool # MA6027, 4.00%, 4/1/2056	268,389	251,419
Pool # MA6029, 5.00%, 4/1/2056	128,832	126,811
Pool # MA6030, 5.50%, 4/1/2056	669,088	672,433
Pool # MA6050, 3.50%, 5/1/2056	328,569	298,900

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # BF0247, 4.50%, 6/1/2051	193,635	189,341
Pool # BF0497, 3.00%, 7/1/2060	286,914	246,519
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 6/25/2041 (f)	1,826,000	1,639,226
TBA, 3.00%, 6/25/2041 (f)	78,000	74,139
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 6/25/2056 (f)	211,000	191,769
TBA, 4.00%, 6/25/2056 (f)	552,000	516,762
TBA, 4.50%, 6/25/2056 (f)	2,022,000	1,940,921
TBA, 5.00%, 6/25/2056 (f)	3,322,000	3,267,987
TBA, 5.50%, 6/25/2056 (f)	2,126,000	2,135,383
GNMA I, 30 Year
Pool # 726769, 5.00%, 9/15/2039	10,244	10,389
Pool # 754439, 3.50%, 12/15/2041	62,404	57,866
Pool # 784660, 4.00%, 4/15/2043	3,899	3,729
Pool # AC2224, 3.50%, 6/15/2043	31,068	28,692
Pool # AL9314, 3.00%, 3/15/2045	27,572	24,669
Pool # 784664, 4.00%, 4/15/2045	14,725	14,080
Pool # AO0544, 3.00%, 8/15/2045	16,683	14,926
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	8,294	8,197
Pool # MA4625, 3.50%, 8/20/2032	9,973	9,732
Pool # MA6906, 2.50%, 10/20/2035	213,865	202,718
GNMA II, 30 Year
Pool # 3459, 5.50%, 10/20/2033	25,162	25,570
Pool # 3723, 5.00%, 6/20/2035	554,621	560,765
Pool # 4467, 4.00%, 6/20/2039	8,212	7,834
Pool # 4494, 4.00%, 7/20/2039	8,973	8,626
Pool # 4576, 4.00%, 11/20/2039	4,230	4,035
Pool # 4656, 4.00%, 3/20/2040	6,915	6,648
Pool # 4677, 4.00%, 4/20/2040	17,985	17,290
Pool # 4695, 4.00%, 5/20/2040	1,977	1,901
Pool # 4712, 4.00%, 6/20/2040	3,133	3,012
Pool # 4800, 4.00%, 9/20/2040	3,250	3,125
Pool # 4945, 4.00%, 2/20/2041	6,999	6,728
Pool # 4950, 5.50%, 2/20/2041	10,364	10,676
Pool # 4977, 4.00%, 3/20/2041	13,094	12,588
Pool # 5016, 4.00%, 4/20/2041	4,909	4,719
Pool # 5054, 4.00%, 5/20/2041	7,699	7,402
Pool # 5114, 4.00%, 7/20/2041	1,041	1,001
Pool # 5233, 4.00%, 11/20/2041	1,269	1,220
Pool # 5259, 4.00%, 12/20/2041	4,948	4,756
Pool # 5279, 3.50%, 1/20/2042	14,461	13,612
Pool # 5330, 3.00%, 3/20/2042	9,762	8,973
Pool # 783976, 3.50%, 4/20/2043	14,266	13,365
Pool # MA1376, 4.00%, 10/20/2043	67,747	65,064
Pool # MA2679, 4.00%, 3/20/2045	696,943	669,341
Pool # MA2753, 3.00%, 4/20/2045	46,283	41,763

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA2829, 5.00%, 5/20/2045	16,228	16,409
Pool # MA3458, 5.50%, 2/20/2046	19,358	19,941
Pool # MA3735, 3.00%, 6/20/2046	1,653	1,480
Pool # MA4072, 5.00%, 11/20/2046	15,983	16,210
Pool # MA4126, 3.00%, 12/20/2046	37,924	34,137
Pool # MA4718, 3.00%, 9/20/2047	5,182	4,655
Pool # MA4837, 3.50%, 11/20/2047	5,714,057	5,251,607
Pool # MA5329, 3.50%, 7/20/2048	5,605	5,149
Pool # MA5468, 5.00%, 9/20/2048	4,229	4,256
Pool # MA5595, 4.00%, 11/20/2048	25,892	24,551
Pool # MA5651, 4.00%, 12/20/2048	125,154	118,672
Pool # MA5709, 3.50%, 1/20/2049	59,934	55,345
Pool # MA5711, 4.50%, 1/20/2049	3,845,216	3,770,442
Pool # MA5985, 3.50%, 6/20/2049	30,156	27,657
Pool # MA6220, 4.00%, 10/20/2049	129,910	122,270
Pool # MA6478, 5.00%, 2/20/2050	16,342	16,483
Pool # MA6542, 3.50%, 3/20/2050	166,986	152,847
Pool # MA6819, 2.50%, 8/20/2050	2,788,228	2,387,742
Pool # MA7051, 2.00%, 12/20/2050	1,700,135	1,395,166
Pool # MA7055, 4.00%, 12/20/2050	164,928	155,949
Pool # MA7135, 2.00%, 1/20/2051	688,914	565,337
Pool # MA7417, 2.00%, 6/20/2051	2,314,289	1,899,154
Pool # MA7420, 3.50%, 6/20/2051	299,843	274,505
Pool # MA7473, 3.00%, 7/20/2051	367,663	327,117
Pool # MA7590, 3.00%, 9/20/2051	3,479,320	3,095,616
Pool # MA7704, 2.00%, 11/20/2051	3,555,458	2,917,684
Pool # MA7705, 2.50%, 11/20/2051	8,695,414	7,445,971
Pool # MA7766, 2.00%, 12/20/2051	1,280,218	1,050,573
Pool # MA7988, 3.00%, 4/20/2052	2,116,274	1,882,834
Pool # MA8043, 3.00%, 5/20/2052	1,836,099	1,633,564
Pool # MA8152, 5.00%, 7/20/2052	204,742	203,430
Pool # MA8270, 5.50%, 9/20/2052	592,260	601,834
Pool # MA8346, 4.00%, 10/20/2052	1,619,551	1,523,284
Pool # MA8493, 6.50%, 12/20/2052	118,552	124,257
Pool # MA8570, 5.50%, 1/20/2053	1,625,103	1,649,307
Pool # MA8800, 5.00%, 4/20/2053	1,842,446	1,829,221
Pool # MA8879, 5.50%, 5/20/2053	2,440,205	2,474,403
Pool # MA8947, 5.00%, 6/20/2053	1,556,744	1,546,359
Pool # MA9019, 6.50%, 7/20/2053	261,486	273,080
Pool # MA9105, 5.00%, 8/20/2053	1,584,773	1,571,477
Pool # MA9173, 6.50%, 9/20/2053	362,749	379,299
Pool # MA9365, 7.00%, 12/20/2053	489,250	507,589
Pool # MA9907, 6.00%, 9/20/2054	2,893,947	2,957,576
Pool # MB0309, 6.00%, 4/20/2055	965,849	986,227
Pool # MB0368, 6.50%, 5/20/2055	836,333	871,278
Pool # MB0484, 5.00%, 7/20/2055	237,126	234,461
GNMA II, Single Family, 30 Year
TBA, 4.00%, 6/15/2056 (f)	1,986,000	1,846,490
TBA, 4.50%, 6/15/2056 (f)	909,000	874,326

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
TBA, 5.00%, 6/15/2056 (f)	1,442,000	1,423,858
TBA, 5.50%, 6/15/2056 (f)	3,227,000	3,246,902
Total Mortgage-Backed Securities (Cost $267,443,596)		258,453,581
Foreign Government Securities — 1.7%
Canada Government Bond 3.75%, 4/26/2028	240,000	238,918
Export Development Canada 3.88%, 2/14/2028	195,000	194,464
Export-Import Bank of Korea 5.13%, 1/11/2033	220,000	227,291
Italian Republic Government Bond
2.88%, 10/17/2029	200,000	190,730
3.88%, 5/6/2051	80,000	58,375
Japan Bank for International Cooperation
2.25%, 11/4/2026	430,000	426,942
1.88%, 4/15/2031	65,000	58,024
Japan International Cooperation Agency
2.75%, 4/27/2027	65,000	64,252
3.38%, 6/12/2028	876,000	861,636
Oriental Republic of Uruguay
4.38%, 10/27/2027	7,334	7,342
5.25%, 9/10/2060	895,000	823,430
Province of Alberta
3.30%, 3/15/2028	956,000	942,995
4.50%, 6/26/2029	90,000	90,877
Province of British Columbia
4.90%, 4/24/2029	350,000	356,928
4.20%, 7/6/2033	749,000	734,262
4.75%, 6/12/2034	264,000	266,506
4.80%, 6/11/2035	50,000	50,521
Province of Ontario
3.10%, 5/19/2027	456,000	452,308
1.05%, 5/21/2027	47,000	45,681
3.70%, 9/17/2029	5,000	4,926
2.00%, 10/2/2029	347,000	323,574
4.70%, 1/15/2030	210,000	213,430
1.60%, 2/25/2031	780,000	691,817
Province of Quebec 2.75%, 4/12/2027	262,000	259,248
Republic of Chile
2.45%, 1/31/2031	798,000	725,429
4.95%, 1/5/2036	990,000	980,674
3.25%, 9/21/2071	213,000	133,285
Republic of Indonesia
4.55%, 1/11/2028	900,000	903,610
5.65%, 1/11/2053	55,000	53,973
Republic of Panama
3.88%, 3/17/2028	200,000	197,197
3.16%, 1/23/2030	200,000	189,080
4.30%, 4/29/2053	393,000	301,585
Republic of Peru
2.78%, 12/1/2060	221,000	120,511

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
3.23%, 7/28/2121	4,000	2,190
Republic of Philippines
5.00%, 7/17/2033	493,000	491,389
4.75%, 3/5/2035	1,030,000	992,837
2.95%, 5/5/2045	5,000	3,374
2.65%, 12/10/2045	242,000	153,637
Republic of Poland
4.63%, 4/14/2031	110,000	110,341
5.75%, 11/16/2032	18,000	18,934
5.38%, 2/12/2035	193,000	195,956
State of Israel Government Bond
5.38%, 3/12/2029	653,000	661,898
3.38%, 1/15/2050	3,000	1,993
Svensk Exportkredit AB
2.25%, 3/22/2027	214,000	211,108
4.13%, 6/14/2028	809,000	809,327
United Mexican States
5.00%, 5/7/2029	200,000	200,592
3.25%, 4/16/2030	723,000	676,532
2.66%, 5/24/2031	598,000	529,202
3.50%, 2/12/2034	200,000	170,455
6.35%, 2/9/2035	500,000	511,103
6.05%, 1/11/2040	96,000	93,902
4.28%, 8/14/2041	752,000	592,256
4.60%, 1/23/2046	400,000	310,054
5.00%, 4/27/2051	300,000	236,546
6.34%, 5/4/2053	338,000	316,387
Total Foreign Government Securities (Cost $18,503,539)		18,479,834
Commercial Mortgage-Backed Securities — 1.5%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	2,389	2,382
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	58,845
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	56,481
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	133,642
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,753
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	94,594
Series 2018-BN13, Class C, 4.56%, 8/15/2061 (c)	500,000	451,533
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	245,214
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	458,787
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	445,494
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,900
BBCMS Mortgage Trust
Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	39,636
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (c)	857,500	903,918
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (c)	50,000	49,341
Series 2018-B2, Class B, 4.29%, 2/15/2051 (c)	20,000	18,319
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	108,719

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-B6, Class A2, 4.20%, 10/10/2051	28,167	28,030
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	39,312
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	534,150
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	70,645
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	4,871	4,839
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (c)	30,000	29,345
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	380,580	376,084
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	29,695
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	1,511	1,509
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class C, 3.97%, 4/10/2048 (c)	40,000	36,292
Commercial Mortgage Trust Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (c)	12,681	12,604
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	19,866
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,740
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K057, Class A2, 2.57%, 7/25/2026	38,924	38,783
Series K072, Class A2, 3.44%, 12/25/2027	400,000	395,356
Series K084, Class A2, 3.78%, 10/25/2028 (c)	500,000	493,568
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	978,325
Series K097, Class A2, 2.51%, 7/25/2029	1,863,000	1,763,499
Series K096, Class A2, 2.52%, 7/25/2029	295,000	279,702
Series K100, Class A2, 2.67%, 9/25/2029	44,000	41,748
Series K102, Class A2, 2.54%, 10/25/2029	400,000	377,741
Series K113, Class A2, 1.34%, 6/25/2030	700,000	624,007
Series K158, Class A1, 3.90%, 7/25/2030	826,290	817,764
Series K123, Class A2, 1.62%, 12/25/2030	280,000	248,740
Series K125, Class A2, 1.85%, 1/25/2031	10,000	8,944
Series K127, Class A2, 2.11%, 1/25/2031	600,000	542,810
Series K157, Class A2, 3.99%, 5/25/2033 (c)	250,000	245,907
Series K156, Class A3, 3.70%, 6/25/2033 (c)	91,000	86,259
FNMA ACES
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (c)	240,121	238,104
Series 2017-M14, Class A2, 2.78%, 11/25/2027 (c)	6,725	6,592
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (c)	36,656	36,066
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (c)	405,272	399,082
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (c)	59,724	58,808
Series 2019-M22, Class A2, 2.52%, 8/25/2029	515,078	488,394
GS Mortgage Securities Trust Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (c)	200,000	197,926
JPMBB Commercial Mortgage Securities Trust Series 2013-C12, Class C, 3.94%, 7/15/2045 (c)	7,609	7,381
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	597,081
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (c)	20,000	18,013
Series 2017-C5, Class B, 4.01%, 3/15/2050 (c)	20,000	16,809
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	38,545
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	447,377
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	293,823

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	498,320	495,307
Series 2017-H1, Class C, 4.28%, 6/15/2050 (c)	25,000	23,838
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	48,743
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	94,823
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	693,311
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	5,476	5,453
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (c)	70,000	68,114
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (c)	50,000	48,752
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	494,588
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,929	35,454
Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	118,427
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	9,321
Total Commercial Mortgage-Backed Securities (Cost $16,716,202)		16,231,954
Supranational — 1.2%
African Development Bank (Supranational) 4.63%, 1/4/2027	86,000	86,371
African Export-Import Bank (The) (Supranational)
4.00%, 3/18/2030	55,000	54,750
3.63%, 3/3/2031	50,000	48,847
4.50%, 6/12/2035	252,000	253,063
Asian Development Bank (Supranational)
2.63%, 1/12/2027	25,000	24,817
4.13%, 1/12/2027	45,000	45,072
4.38%, 1/14/2028	50,000	50,288
1.25%, 6/9/2028	528,000	499,846
Asian Infrastructure Investment Bank (The) (Supranational)
4.00%, 1/18/2028	8,000	7,995
4.50%, 5/21/2035	481,000	484,138
Corp. Andina de Fomento (Supranational) 6.00%, 4/26/2027	862,000	876,522
Council of Europe Development Bank (Supranational) 0.88%, 9/22/2026	55,000	54,506
European Investment Bank (Supranational)
2.38%, 5/24/2027	290,000	285,744
3.88%, 3/15/2028	35,000	34,921
3.75%, 5/15/2029	110,000	109,064
3.75%, 11/15/2029	542,000	536,114
3.63%, 7/15/2030	535,000	525,161
0.75%, 9/23/2030	1,075,000	933,393
4.38%, 10/10/2031	678,000	684,322
3.75%, 2/14/2033	571,000	553,676
Inter-American Development Bank (Supranational)
4.38%, 2/1/2027	715,000	717,415
2.25%, 6/18/2029	500,000	474,071
4.50%, 9/13/2033	100,000	101,028

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
4.13%, 1/23/2036	180,000	175,477
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,399,000	1,400,065
International Bank for Reconstruction & Development (Supranational)
1.38%, 4/20/2028	217,000	206,690
1.13%, 9/13/2028	2,000,000	1,873,832
3.88%, 10/16/2029	120,000	119,156
1.75%, 10/23/2029	241,000	223,244
3.88%, 2/14/2030	931,000	923,436
0.88%, 5/14/2030	189,000	166,812
1.25%, 2/10/2031	295,000	258,935
1.63%, 11/3/2031	716,000	627,279
3.88%, 8/28/2034	2,000	1,933
Total Supranational (Cost $13,448,031)		13,417,983
U.S. Government Agency Securities — 0.6%
FFCB Funding Corp.
0.84%, 2/2/2028	50,000	47,284
1.12%, 9/1/2028	35,000	32,636
3.97%, 11/28/2028	100,000	99,189
1.23%, 9/10/2029	35,000	31,727
1.68%, 4/29/2030	55,000	49,693
1.23%, 7/29/2030	194,000	171,509
1.15%, 8/12/2030	93,000	81,583
1.24%, 9/3/2030	129,000	113,296
1.24%, 12/23/2030	120,000	104,305
1.38%, 1/14/2031	135,000	117,896
1.30%, 2/3/2031	125,000	108,882
2.23%, 3/12/2035	12,000	9,798
1.69%, 8/20/2035	11,000	8,471
5.54%, 9/18/2045	120,000	119,361
FHLB 3.25%, 6/9/2028	40,000	39,394
FHLMC
0.90%, 10/13/2027	15,000	14,353
6.75%, 9/15/2029	150,000	162,055
4.34%, 12/14/2029 (g)	1,494,000	1,287,844
6.75%, 3/15/2031	380,000	422,258
6.25%, 7/15/2032	110,000	121,698
FNMA
0.75%, 10/8/2027	150,000	143,766
6.25%, 5/15/2029	309,000	327,665
0.88%, 8/5/2030	460,000	403,223
6.63%, 11/15/2030	260,000	285,984
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	6,000	6,288
Tennessee Valley Authority
4.70%, 7/15/2033	1,315,000	1,338,769
4.88%, 5/15/2035	550,000	562,380

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
5.25%, 2/1/2055	169,000	165,078
5.38%, 4/1/2056	10,000	9,982
Total U.S. Government Agency Securities (Cost $6,502,046)		6,386,367
Asset-Backed Securities — 0.4%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	22,439	22,123
Series 2016-2, Class AA, 3.20%, 6/15/2028	64,295	62,293
Series 2026-1, Class A, 5.25%, 11/10/2038	110,000	109,537
American Express Credit Account Master Trust Series 2023-3, Class A, 5.23%, 9/15/2028	1,150,000	1,154,407
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A, Class A, 4.77%, 2/20/2029 (d)	1,100,000	1,103,781
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	398,523
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	99,218
Federal Express Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 2/20/2034	7,059	6,071
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A4, 4.69%, 11/20/2030 (d)	650,000	653,470
SBNA Auto Lease Trust Series 2025-A, Class A4, 4.87%, 7/20/2029 (d)	670,000	673,510
United Airlines Pass-Through Trust
Series 2018-1, Class AA, 3.50%, 3/1/2030	4,968	4,782
Series 2024-1, Class A, 5.88%, 2/15/2037	103,371	103,592
Total Asset-Backed Securities (Cost $4,420,809)		4,391,307
Municipal Bonds — 0.3% (h)
California — 0.2%
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	930,000	608,610
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	346,618
State of California, Various Purpose, GO, 7.55%, 4/1/2039	1,400,000	1,661,112
Total California		2,616,340
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	15,000	12,890
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	50,000	48,208
State of Illinois Series 2003, GO, 5.10%, 6/1/2033	26,177	26,458
Total Illinois		87,556
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	26,000	27,060
Texas — 0.0% ^
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	264,648
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	120,000	94,186
Total Texas		358,834
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	880,000	503,386
Total Municipal Bonds (Cost $4,206,084)		3,593,176

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (i) (j) (Cost $25,223,491)	25,223,491	25,223,491
Total Investments — 101.3% (Cost $1,136,595,329)		1,108,321,382
Liabilities in Excess of Other Assets — (1.3)%		(14,708,539)
NET ASSETS — 100.0%		1,093,612,843

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $945,296 or 0.09% of the Fund’s net
assets as of May 31, 2026.

(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	The rate shown is the effective yield as of May 31, 2026.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2026.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,391,307	$—	$4,391,307
Commercial Mortgage-Backed Securities	—	16,231,954	—	16,231,954
Corporate Bonds	—	262,259,181	—	262,259,181
Foreign Government Securities	—	18,479,834	—	18,479,834
Mortgage-Backed Securities	—	258,453,581	—	258,453,581
Municipal Bonds	—	3,593,176	—	3,593,176

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Supranational	$—	$13,417,983	$—	$13,417,983
U.S. Government Agency Securities	—	6,386,367	—	6,386,367
U.S. Treasury Obligations	—	499,884,508	—	499,884,508
Short-Term Investments
Investment Companies	25,223,491	—	—	25,223,491
Total Investments in Securities	$25,223,491	$1,083,097,891	$—	$1,108,321,382
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	$31,257,769	$27,253,758	$33,288,036	$—	$—	$25,223,491	25,223,491	$238,748	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.